As filed with the Securities and Exchange Commission on April , 2001 Registration Nos. 333-47219

                                  No. 811-08677
     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
      ---------------------------------------------------------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             Pre-Effective Amendment
                                      No.

                         Post-Effective Amendment No. _8   [ X]

                                       And


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X]
                                 Amendment No. 9


                             SEPARATE ACCOUNT VA-6NY
                             -----------------------
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
                 -----------------------------------------------
                               (Name of Depositor)

                100 Manhattanville Road, Purchase, New York 10577
               --------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service: Copy to:

JAMES W. DEDERER, Esq.                 FREDERICK R. BELLAMY, Esq.
General Counsel                         Sutherland, Asbill & Brennan, L.L.P.
Transamerica Life Insurance            1275 Pennsylvania Avenue, N.W.
Company of New York                    Washington, D.C. 20004-2404
100 Manhattanville Road
Purchase, New York   10577

     Approximate date of proposed public offering: As soon as practicable after effectiveness of the Registration Statement.

     Title of securities being registered: Interests in a separate account under flexible premium deferred variable annuity contracts.


It is  proposed  that this filing will  become  effective:
|_|immediately  upon filing  pursuant to paragraph  (b)
|X| on May 1, 2001  pursuant to paragraph (b)
|_|60  days after  filing  pursuant  to  paragraph  (a)(1)
|_| on _ pursuant  to paragraph (a)(1)

                           If appropriate, check the following box:
                                    |_|this Post-Effective Amendment designates
                           a new effective date for a previously filed
                           Post-Effective Amendment.

                               Prospectus for the

                    TRANSAMERICA CLASSIC(R) VARIABLE ANNUITY
                  A Flexible Premium Deferred Variable Annuity

                                    Issued By

                       Transamerica Life Insurance Company
                                   of New York

              Offering 17 Sub-Accounts within the Variable Account
                      Designated as Separate Account VA-6NY

                                 In Addition to

                                 A Fixed Account


o        This prospectus contains                            Portfolios Associated with Sub-Accounts
     information you should                                      Alger American Income & Growth
     know before investing.                                       Alliance VP Growth and Income
                                                                   Alliance VP Premier Growth
o        Please keep this prospectus                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
     for future reference.                              Dreyfus VIF Small Cap Portfolio - Initial Shares

                                                                   Janus Aspen Series Balanced
o        You can obtain more information about                 Janus Aspen Series Worldwide Growth
     the contract by requesting a copy of the                      MFS Emerging Growth Series
     Statement of Additional Information ("SAI")                   MFSR Investors Trust Series
     dated May 1, 2000. The SAI is available free                     MFSR Research Series
     by writing to Transamerica Life Insurance                   MS UIF Emerging Markets Equity
     and Annuity Company,                                              MS UIF Fixed Income
     Annuity Service Center, by calling                                 MS UIF High Yield
     877-717-8861.                                                 MS UIF International Magnum
                                                                 OCC Accumulation Trust Managed
     The current SAI has been filed with the                    OCC Accumulation Trust Small Cap
Securities and Exchange Commission and      is         PIMCO VIT StocksPLUS Growth & Income  Admin Class
incorporated by reference into this                                  Transamerica VIF Growth
prospectus. The table of contents of the    SAI                   Transamerica VIF Money Market
is included at the end of this      prospectus.

o        The SEC's web site is http://www.sec.gov

o        Transamerica's web site is
           http://www.transamerica.com

Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please note that the contract and the portfolios are not bank deposits, are not federally insured, are not endorsed by any bank or government agency, are not guaranteed to achieve their goals and are subject to risks, including the loss of purchase payments.


                                   May 1, 2001



                                Table of Contents

Summary.....................................................................................................5
Transamerica Life Insurance Company of New York and the Variable Account...................................14
         Transamerica Life Insurance Company of New York...................................................14
         Published Ratings.................................................................................14
         Insurance Marketplace Standards Association.......................................................14
         The Variable Account..............................................................................15

The Portfolios.............................................................................................15
         Portfolios Not Publicly Available.................................................................17
         Addition, Deletion, or Substitution...............................................................17
The Policy.................................................................................................18
         Tax-Free "Section 1035" Exchanges and/or Direct Transfers.........................................18
         Ownership.........................................................................................18

Premiums...................................................................................................19
         Allocation of Premiums............................................................................19
         Investment Option Limit...........................................................................19
Policy value...............................................................................................20
         How Variable Accumulation Units Are Valued........................................................20
Transfers..................................................................................................20
         Before the Annuity Date...........................................................................20
         Other Restrictions................................................................................21
         Dollar Cost Averaging.............................................................................21
         Eligibility Requirement for Dollar Cost Averaging ................................................21
         Special Dollar Cost Averaging Option..............................................................22
         Automatic Asset Rebalancing.......................................................................22
         After the Annuity Date............................................................................22
Cash Withdrawals...........................................................................................22
         Systematic Withdrawal Option......................................................................23
         Automatic Payment Option (APO)....................................................................24
Death Benefit..............................................................................................24
         Payment of Death Benefit..........................................................................25
         Designation of Beneficiaries......................................................................25
         Death of Owner of Joint Owner Before Annuity Date.................................................25
         If Annuitant Dies Before Annuity Date.............................................................26
         Death After Annuity Date..........................................................................26
         Survival Provision................................................................................26
Charges, Fees and Deductions...............................................................................26
         Contingent Deferred Sales Load/Surrender Charge...................................................26
         Free Withdrawals - Allowed Amount.................................................................27
         Other Free Withdrawals............................................................................27
         Administrative Charges............................................................................27
         Mortality and Expense Risk Charge.................................................................28
         Premium Tax Charges...............................................................................28
         Transfer Fee......................................................................................28
         Option and Service Fees...........................................................................28
         Taxes.............................................................................................28
         Portfolio Expenses................................................................................29
         Sales in Special Situations.......................................................................29
DISTRIBUTION OF THE POLICY.................................................................................29
Settlement Option Payments.................................................................................29
         Annuity Date......................................................................................29
         Annuity Amount....................................................................................30
         Settlement Option Payments........................................................................30
         Election of Settlement Option Forms and Payment Options...........................................30
         Payment Options...................................................................................30
         Fixed Payment Option..............................................................................30
         Variable Payment Option...........................................................................30
         Settlement Option Forms...........................................................................31
Federal Tax Matters........................................................................................32
         Introduction......................................................................................32
         Premiums..........................................................................................33
         Taxation of Annuities.............................................................................33
         Qualified Policies................................................................................35
         Policies Purchased by Nonresident Aliens and Foreign Corporations.................................36
         Taxation of Transamerica .........................................................................36
         Tax Status of Policy..............................................................................37
         Possible Changes in Taxation......................................................................38
         Other Tax Consequences............................................................................38
Performance Data...........................................................................................38
Legal Proceedings..........................................................................................39
Legal Matters..............................................................................................40
Accountants AND FINANCIAL STATEMENTS.......................................................................40
Voting Rights..............................................................................................40
Available Information......................................................................................40
Statement of Additional Information - Table of Contents....................................................41
Appendix A - The FIXED Account.............................................................................42
Appendix B.................................................................................................44
         Example of Variable Accumulation Unit Value Calculations..........................................44
         Example of Variable Annuity Unit Value Calculations...............................................44
         Example of Variable Annuity Payment Calculations..................................................44
APPENDIX C.................................................................................................45
         Condensed Financial Information...................................................................45
Appendix D.................................................................................................48
         Definitions.......................................................................................48
APPENDIX E.................................................................................................49
         Disclosure Statement for Individual Retirement Annuities..........................................49


                    The policy is available only in New York

Summary

This summary provides you with a brief overview of some of the more important aspects of the Transamerica Classic(R) Variable Annuity policy. The remainder of the prospectus and the policy provide further details.

The policy is a flexible premium deferred annuity and it has two phases, the accumulation phase and the annuitization phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis for individuals. Tax deferral is not available for non-qualified policies owned by corporations and some trusts.

As long as the policy is in effect, you may make additional premium payments any time before the annuity date and before any owner's, joint owner's or annuitant's 86th birthday, transfer money among the investment options and withdraw some or all of the policy value.

On a future date you select, the annuity date, the annuitization phase begins. During this phase, we apply the policy value, after certain adjustments to a settlement option that provides periodic payments to you. The dollar amount of the payments will depend on the amount of the money invested and earned during the accumulation phase, and on other factors, such as the annuitant's age and sex and if variable payouts are elected.

If you or a joint owner die during the accumulation phase, we will pay a death benefit to the beneficiary you designated in an amount at least equal to the policy value.

Sub-Account Values Will Vary According to Investment Experience. Except for amounts in the fixed account, the policy value will vary depending on the investment experience of each of the variable sub-accounts you select. All benefits and values provided under the policy, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date, you bear the entire investment risk under the policy for amounts allocated to the variable account.

There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

What is the Policy's Objective?

We designed the policy to assist individuals in long-term financial planning for retirement or other purposes. You may use the policy as:

a)       a non-qualified annuity;

b)       a qualified annuity as:

o a rollover or contributory individual retirement annuity, or IRA, under Sections 408(a) or 408(b) of the Internal Revenue
         Code, or Code;

o        a conversion, rollover or contributory Roth IRA under Code Section
408A;

o        a simplified employee pension plan, or SEP/IRA, under Code Section
 408(k);

o a Rev. Rul. 90-24 transfer or rollover tax sheltered annuity, or TSA, under Code Section 403(b), with no additional premiums allowed; and

o        a qualified pension or profit sharing plan under Code Section 401.

Generally, qualified policies contain restrictive provisions limiting the timing and mount of premium payments to, and distributions from, the qualified policy. Some qualified policies may not be available in all situations.

Who Should Purchase the Policy?

The policy is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes, and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Because variable annuities also provide tax-deferral outside of qualified plans, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

How Much Can I Invest and How Often?

To purchase a policy, you must make an initial premium payment of at least $5,000 or, if for contributory IRAs, SEP/IRAs and Roth IRAs, $2,000. Once we receive the initial premium, we will establish and maintain an account for each policy.


You may also make additional premium payments of at least $200, unless an automatic premium payment plan is selected, See PREMIUMS on page 19.


How Can I Allocate My Money?

You may choose to allocate all or part of your premiums to:

o one or more of the 17 variable sub-accounts described in THE PORTFOLIOS on page 15; and/or

o        the fixed account.

Can I Examine the Policy?

Yes. As the owner, you have the right to examine the policy for a limited period, or free look period. You may cancel the policy during this period by delivering or mailing a written notice of cancellation, or sending a telegram to:

o
the agent through whom you purchased the policy; or

o        our Service Center.


You must return the policy before midnight of the tenth day after receipt of the policy, or longer in some situations or if required by state law. Notice given by mail and the return of the policy, properly addressed and postage prepaid, by mail will be deemed by us to have been made on the date postmarked. Unless otherwise required by law, we will refund the premiums allocated to the fixed account, minus any withdrawals, plus the variable accumulated value as of the date your written notice to cancel and your policy are received by us. See PREMIUMS on page 19.


What Charges, Expenses and Fees Will
I Incur?


The following table assists you in understanding the various costs and expenses that you will bear directly and indirectly. The table reflects expenses of the variable account and the mutual fund portfolios, as well as policy expenses. The table assumes that the entire policy value is in the variable account. You should consider the information below together with the narrative provided under the heading CHARGES, FEES AND DEDUCTIONS on page 26 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may apply.



                                  Sales Load(1)

         Sales Load Imposed on Premiums                                       0%
         Maximum Contingent Deferred Sales Load(2)                            6%

         Range of Contingent Deferred Sales Load Over Time:

                                                                     Contingent Deferred
         Years Since                                                     Sales Load
                                                                         ----------
         Premium Receipt                                         as a percentage of premium
         ---------------

         Less than 1 year                                                    6%
         1 year but less than 2 years                                        6%
         2 years but less than 3 years                                       5%
         3 years but less than 4 years                                       5%
         4 years but less than 5 years                                       4%
         5 years but less than 6 years                                       4%
         6 years but less 7 years                                            2%
         7 or more years                                                     0%





                                          Other Policy Expenses

         Transfer Fee, first 18 per policy year(3)                                    0
         Fees For Other Services and Options(4)                                       0
         Annual Policy Fee(5)                                                        $30

                                   Variable Account Annual Expenses(6)
                                   -----------------------------------
                            as a percentage of the variable accumulated value
         Mortality and Expense Risk Charge                                          1.20%
         Administrative Expense Charge(7)                                           0.15%
         Total Variable Account Annual Expenses                                     1.35%

                               Portfolio Expenses
   as a percentage of assets after fee waiver and/or expense reimbursement(8)


                                                                                                    Total
                                                                     Management       Other       Portfolio
       Portfolio                                                        Fees         Expenses       Annual
                                                                                                   Expenses

       Alger American Income & Growth                                  0.625%         0.075%        0.70%
       Alliance VP Growth and Income                                    0.63%            0.06%           0.69%
       Alliance VP Premier Growth                                       1.00%            0.04%           1.04%
       Dreyfus  VIF -  Appreciation  Portfolio  -  Initial              0.75%            0.03%           0.78%
       Shares(9)

       Dreyfus  VIF  -  Small  Cap   Portfolio  -  Initial              0.75%            0.03%           0.78%
       Shares(9)
       Janus Aspen Series Balanced(10)                                  0.65%            0.01%           0.66%
       Janus Aspen Series Worldwide Growth(10)                          0.65%            0.04%           0.69%
       MFS(R)Emerging Growth Series                                     0.75%          0.10%         0.85%
       MFS(R)Investors Trust Series                                     0.75%          0.12%         0.87%
       MFS(R)Research Series                                            0.75%          0.10%         0.85%
       MS UIF Fixed Income(11)                                         0.21%          0.49%         0.70%
       MS UIF High Yield(11)                                           0.26%          0.54%         0.80%
       MS UIF International Magnum(11)                                  0.50%            0.68%           1.18%
       OCC Accumulation Trust Managed(11) (12)                          0.78%            0.08%           0.86%
       OCC Accumulation Trust Small Cap(11) (12)                        0.80%            0.10%           0.90%
       Transamerica VIF Growth                                          0.74%            0.11%           0.85%
       Transamerica VIF Money Market                                   0.00%          0.60%         0.60%

The fee table information relating to the underlying portfolios was provided to us by the portfolios or their investment advisers, as we have not and cannot independently verify either the accuracy or completeness of such information. Therefore, we disclaim any and all liability for the accuracy and completeness of such information. Actual expenses in future years may be higher or lower than these figures. These figures are for the year ended December 31, 2000.
--------------------------------------------------


Notes to Fee Table:

1. _______ The contingent deferred sales load applies to each policy, regardless of how the policy value is allocated between the variable account and the fixed account.


2. _______ A portion of the premiums may be withdrawn each policy year without imposition of any contingent deferred sales load, and after seven years, a premium may be withdrawn free of any contingent deferred sales load. See CHARGES, FEES AND DEDUCTIONS on page 26.


3. A transfer fee of $10 will be imposed for each transfer in excess of 18 in a policy year.

4. _______ We currently do not impose fees for any other services, or options. However, we reserve the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

5. The current policy fee is $30, or 2% of the policy value, if less, per policy year. This fee will be waived for policy values over $50,000.

6.       The variable account annual expenses do not apply to the fixed account.

7. The current annual administrative expense charge of 0.15% may be increased to no more than 0.35%.


8. _______ From time to time, the portfolio's investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 2000. The expense shown in the table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 2001. Without such waivers or reimbursements, the annual expenses for 2000 for certain portfolios would have been, as a percentage of assets, as follows:





                                                       Management         Other        Total Portfolio
                                                           Fee           Expenses      Annual Expense
     MS UIF Fixed Income                                  0.40%           0.49%             0.89%
     MS UIF High Yield                                    0.50%           0.54%             1.04%
     MS UIF International Magnum                          0.80%           0.68%             1.48%
     Transamerica VIF Growth                              0.75%           0.11%             0.86%
     Transamerica VIF Money Market                        0.35%           0.81%             1.16%

9. _______ The figures in the above Portfolio Expenses are for the initial share class for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given.

10. Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee.

11. The management fee of certain of the portfolios includes breakpoints at designated asset levels. Further information on these breakpoints is provided in the prospectus for the portfolios.


12. ______ The Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the portfolio to 1.00% of average net assets (net of expenses offset) on an annual basis.


Examples

The following tables show the total expenses you would incur in various situations assuming the following assumptions:

o        a $1,000 investment;

o        a 5% annual return on assets; and

o        all amounts were allocated to the variable sub-account indicated.


These examples show expenses for policies based on total portfolio expenses after fee waivers and reimbursements, if applicable, for the portfolios for 2000. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. These examples assume an average policy value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 policy fee. No transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may apply. For annuitizations before the first policy anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. The
Year 1 column in example 3 illustrates this occurrence.


Example 1: If you surrender the policy at the end of the applicable time period:

                                                             --------------------------------------------------------
                                                                1 Year        3 Years       5 Years      10 Years
                                                             --------------------------------------------------------
       ------------------------------------------------------

       Alger American Income & Growth                             $73           $109         $148          $246
       Alliance VP Growth and Income               $72           $109         $148          $245
       Alliance VP Premier Growth                  $76           $119         $165          $280
       Dreyfus VIF - Appreciation                  $73           $111         $152          $254
       Portfolio- Initial Shares
       Dreyfus VIF - Small Cap Portfolio -         $73           $111         $152          $254
       Initial Shares
       Janus Aspen Series Balanced                 $72           $108         $146          $242
       Janus Aspen Series Worldwide Growth         $72           $109         $148          $245
       MFS(R)Emerging Growth Series                 $74           $114         $156          $261
       MFS(R)Investors Trust Series                 $74           $114         $157          $263
       MFS(R)Research Series                        $74           $114         $156          $261
       MS UIF Fixed Income                         $73           $109         $148          $246
       MS UIF High Yield                           $74           $112         $153          $256
       MS UIF International Magnum                 $77           $123         $172          $294
       OCC Accumulation Trust Managed              $74           $114         $156          $262
       OCC Accumulation Trust Small Cap            $75           $115         $158          $266
       Transamerica VIF Growth                     $74           $114         $156          $261
       Transamerica VIF Money Market                              $72           $106         $143          $235

       --------------------------------------------------------------------------------------------------------------

Example 2: If you do not surrender and do not annuitize the policy:

                                                             --------------------------------------------------------
                                                                1 Year        3 Years       5 Years      10 Years
                                                             --------------------------------------------------------
       ------------------------------------------------------

       Alger American Income & Growth                             $22           $67          $114          $246
       Alliance VP Growth and Income               $21           $66          $114          $245
       Alliance VP Premier Growth                  $25           $77          $131          $280
       Dreyfus VIF - Appreciation Portfolio-       $22           $69          $118          $254
       Initial Shares
       Dreyfus VIF - Small Cap Portfolio -         $22           $69          $118          $254
       Initial Shares
       Janus Aspen Series Balanced                 $21           $65          $112          $242
       Janus Aspen Series Worldwide Growth         $21           $66          $114          $245
       MFS(R)Emerging Growth Series                 $23           $71          $122          $261
       MFS(R)Investors Trust Series                 $23           $72          $123          $263
       MFS(R)Research Series                        $23           $71          $122          $261
       MS UIF Fixed Income                         $22           $67          $114          $246
       MS UIF High Yield                           $23           $70          $119          $256
       MS UIF International Magnum                 $26           $81          $138          $294
       OCC Accumulation Trust Managed              $23           $71          $122          $262
       OCC Accumulation Trust Small Cap            $24           $73          $124          $266
       Transamerica VIF Growth                     $23           $71          $122          $261
       Transamerica VIF Money Market                              $21           $64          $109          $235

       --------------------------------------------------------------------------------------------------------------

Example 3: If you elect to annuitize at the end of the applicable period under a Settlement Option with life contingencies:

                                                             --------------------------------------------------------
                                                                1 Year        3 Years       5 Years      10 Years
                                                             --------------------------------------------------------
       ------------------------------------------------------

       Alger American Income & Growth                             $73           $67          $114          $246
       Alliance VP Growth and Income               $72           $66          $114          $245
       Alliance VP Premier Growth                  $76           $77          $131          $280
       Dreyfus VIF - Appreciation Portfolio-       $73           $69          $118          $254
       Initial Shares
       Dreyfus VIF - Small Cap Portfolio -         $73           $69          $118          $254
       Initial Shares
       Janus Aspen Series Balanced                 $72           $65          $112          $242
       Janus Aspen Series Worldwide Growth         $72           $66          $114          $245
       MFS(R)Emerging Growth Series                 $74           $71          $122          $261
       MFS(R)Investors Trust Series                 $74           $72          $123          $263
       MFS(R)Research Series                        $74           $71          $122          $261
       MS UIF Fixed Income                         $73           $67          $114          $246
       MS UIF High Yield                           $74           $70          $119          $256
       MS UIF International Magnum                 $77           $81          $138          $294
       OCC Accumulation Trust Managed              $74           $71          $122          $262
       OCC Accumulation Trust Small Cap            $75           $73          $124          $266
       Transamerica VIF Growth                     $74           $71          $122          $261
       Transamerica VIF Money Market                              $72           $64          $109          $235

       --------------------------------------------------------------------------------------------------------------


These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

Condensed Financial Information


You will find condensed financial information on each sub-account in APPENDIX C on page 45. You will find the audited financial statements and report of independent auditors for the sub-accounts of the variable account in the Statement of Additional Information.


What Are My Investment Choices?

The policy gives you the opportunity to select from a number of investment options. Investment options include variable sub-accounts and the fixed account option. Currently, you may not elect more than a total of 18 investment options over the life of the policy.

Variable Sub-Account Options

The variable account is a separate account, designated as Separate Account VA-6NY, that is subdivided into variable sub-accounts. Assets of each variable sub-account are invested in a specified mutual fund portfolio. The variable sub-accounts currently available for investment are:


Alger American Income & Growth
Alliance VP Growth and Income
Alliance VP Premier Growth
Dreyfus VIF - Appreciation Portfolio - Initial Shares Dreyfus VIF - Small Cap Portfolio - Initial Shares Janus Aspen Series Balanced Janus Aspen Series Worldwide Growth MFS(R) Emerging Growth Series MFS(R) Investors Trust Series* MFS(R) Research MS UIF Fixed Income MS UIF High Yield MS UIF International Magnum OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap Transamerica VIF Growth Transamerica VIF Money Market

*Formerly MFS VIT Growth With Income Series sub-account.



The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a policy and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. For more information see CHARGES, FEES AND DEDUCTIONS on page 26, THE PORTFOLIOS on page 15, and the accompanying portfolio prospectuses.


The Fixed Account

The policy provides an option to invest premiums in the fixed account which is part of our general account.

We credit interest on the amounts in the fixed account at a rate of not less than 3% annually. We may credit interest at a rate in excess of 3% at our discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

Can I Make Transfers Among the Sub-Accounts and the Fixed Account?


Before the annuity date, you may transfer values between the variable sub-accounts and the fixed account, within limits. For transfers after the annuity date, see After the Annuity Date on page 22.


Transfers out of the fixed account are restricted to four per policy year and to a limited percentage of the fixed policy value. We may allow more frequent transfers under certain services and options, for example, dollar cost averaging.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same policy year.

What If I Need My Money?

You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your policy is the policy value, less any policy fee, and less any contingent deferred sales load and applicable premium tax charges. The policy fee generally will be deducted on a full surrender of a policy if the policy value is then less than $50,000. We may delay payment of any withdrawal from the fixed account for up to six months.


Withdrawals may be taxable, subject to withholding and a penalty tax. Withdrawals from qualified policies may be subject to severe restrictions and, in certain circumstances, prohibited. See FEDERAL TAX MATTERS on page 32.


What Charges Will I Incur on a Withdrawal?


We do not deduct a sales charge when premiums are paid, although premium tax charges may be deducted. However, if any part of the policy value is withdrawn, we may deduct a contingent deferred sales load, or surrender charge, of up to 6% of premiums. After we have held a premium for seven years, you may withdraw it without charge. See Contingent Deferred Sales Load/Surrender Charge on page 26.


We do not assess the contingent deferred sales load on payment of death benefits, on transfers within the policy or on certain annuitizations.

Also, beginning 30 days from the policy effective date, or at the end of the free look period if this ends later, you may withdraw any portion of the allowed amount each policy year without imposition of any contingent deferred sales load/surrender charge.

For policies purchased on or after December 8, 1999, the allowed amount each policy year is equal to:

a)       during the first policy year, the greater of:

o        accumulated earnings not previously withdrawn; or

o        15% of the total premiums received as of the date of withdrawal; and

b)       after the first policy year, the greater of:

o        accumulated earnings not previously withdrawn; or

o 15% of premiums less than seven years old, determined as of the last policy anniversary.


Withdrawals will be made first from earnings and then from premiums on a first-in/first-out basis. If an allowed amount is not withdrawn during a policy year, it does not carry over to the next policy year.

Premiums not previously withdrawn that have been held for seven full policy years and accumulated earnings, if any, not previously withdrawn may be withdrawn without charge.

For policies purchased before December 8, 1999, the allowed amount each policy year is equal to:

a) 15% of the total premiums received during the last seven years determined as of the last policy anniversary; minus

b)       any withdrawals during the present policy year.

In the first policy year, the 15% will be applied to total premiums received at the time of the first withdrawal.

Withdrawals will be made first from premiums on a first-in/first-out basis and then from earnings. If the allowed amount is not fully withdrawn or paid out during a policy year, it does not carry over to the next policy year.

Premiums not previously withdrawn that have been held for seven full policy years and accumulated earnings, if any, not previously withdrawn, may be withdrawn without charge.

What Are the Other Charges and
Deductions?

We deduct:

o a mortality and expense risk charge of 1.20% annually of the assets in the variable account;

o        an administrative expense charge of 0.15% annually of these assets.
The administrative expense charge may change, but we guarantee it won't exceed a maximum effective annual rate of 0.35%; and


o ________ a policy fee of currently $30, or 2% of the policy value, if less, at the end of each policy year and upon surrender. If the policy value is more than $50,000 on the last business day of a policy year, or as of the date the policy is surrendered, we will waive the policy fee for that year.

After the annuity date, we will deduct the annual annuity fee of $30 in equal installments from each periodic payment under the variable payment option.


For each transfer in excess of 18 during a policy year, we will impose a transfer fee of $10. See Transfer Fee on page 28.

Also, New York currently has no premium tax or retaliatory premium tax. If New York imposes these taxes in the future, or if you become a resident of a state other than New York where such taxes apply, the charges could be deducted from premiums, amounts withdrawn and/or the annuity purchase amount at annuitization. See Premium Tax Charges on page 28.


Other Services or Options

Currently, we do not deduct fees for any other services or options under the policy. However, we reserve the right to impose fees to cover processing for certain services and options in the future. This may include dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and automatic asset rebalancing.

How and When are Settlement Option
Payments Made?

You may select to receive settlement option payments on a fixed basis, a variable basis or a combination of a fixed and variable basis. You have flexibility in choosing the annuity date, but it may generally not be a date later than an annuitant's 90th birthday. Certain qualified policies may have restrictions as to the annuity date and the types of settlement options available.

Four settlement options are available under the policy:

1.       life annuity;

2.       life and contingent annuity;

3.       life annuity with period certain; or

4.       joint and survivor annuity.

What Happens If I Die Before the Annuity
Date?

If you or a joint owner die before the annuity date and both you and a joint owner are less than age 85, the death benefit will be the greatest of three amounts:
a)       the policy value;

b) the sum of all premiums, less previous withdrawals taken, and less any contingent deferred sales loads applicable to those withdrawals and applicable premium tax charges; and

c) _______ the highest policy value on any policy anniversary before the earlier of your or a joint owner's 85th birthday, plus premiums paid since that policy anniversary, less previous withdrawals taken since that policy anniversary, and less any contingent deferred sales loads applicable to those withdrawals and applicable premium tax charges since that policy anniversary.

If you or a joint owner die before the annuity date and after either your or a joint owner's 85th birthday, the death benefit will be the greater of:

a)       the policy value; and

b) _______ the total of all premiums not previously withdrawn, less previous withdrawals taken, and less any contingent deferred sales loads applicable to those withdrawals and applicable premium tax charges.

The death benefit will generally be paid within seven days of receipt of the required proof of death of an owner and election of the method of settlement or as soon thereafter as we have sufficient information to make the payment. If no settlement method is elected, the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option.

If the owner is not a natural person, we will treat the annuitant as the owner for purposes of the death benefit.

What Are the Federal Income Tax
Consequences?


An owner who is a natural person generally should not be taxed on increases in the policy value until a distribution under the policy occurs. A taxable event would occur, for example, with a withdrawal or settlement option payment, or as the result of a pledge, loan, or assignment of a policy. Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified policies. In addition, a federal penalty tax may apply to certain distributions. See FEDERAL TAX MATTERS on page 32.


Who Do I Contact If I Have Questions?

We will answer your questions about procedures or the policy if you write to:

                     The Transamerica Annuity Service Center

                                 P. O. Box 3181
                          Cedar Rapids, Iowa 52406-3183


                          Or call us at: 1-877-717-8861

All inquiries should include the policy number and the owner's name.


Please Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios. Please refer to this prospectus and the portfolio prospectuses for more detailed information. For qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, or ERISA, as amended, may impose additional limits or restrictions. These limits or restrictions may be on premiums, withdrawals, distributions, or benefits, or on other provisions of the policy. This prospectus does not describe such limitations or restrictions. See FEDERAL TAX MATTERS on page 32.


Transamerica Life Insurance
Company of New York
and the Variable Account

Transamerica Life Insurance Company of New York

Transamerica Life Insurance Company of New York, or Transamerica, is a stock life insurance company incorporated under the laws of the State of New York on February 5, 1986. It is a wholly-owned subsidiary of AEGON, N.V. and is principally engaged in the sale of life insurance and annuity policies. The address of Transamerica is 100 Manhattanville Road, Purchase, New York 10577.

Published Ratings

We may from time to time publish our ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect our financial strength and/or claims-paying ability. These ratings should not be considered as bearing on the investment performance or safety of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.

In addition, our claims-paying ability as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined w are prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the fixed account of this policy. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Insurance Marketplace Standards
Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association, or IMSA.

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.




The Variable Account

Separate Account VA-6NY of Transamerica, or the variable account, was established by Transamerica as a separate account under the laws of the State of New York following September 11, 1996, resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission, or the Commission under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

We own the assets of the variable account, but they are held separately from our other assets. Section 4240 of the New York Insurance Code provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This is the case except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account.

Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to our other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

The variable account currently has 17 variable sub-accounts available under the policy, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts.

The Portfolios

Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio adviser's contract before any fee waivers.


The Income & Growth Portfolio of The Alger American Fund seeks current income with long-term capital appreciation by investing in dividend-paying equity securities that also offer opportunities for capital appreciation. Adviser: Fred Alger Management, Inc.

Management Fee: 0.625%.


The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.


Adviser: Alliance Capital Management L.P.
Management Fee: 0.63%.


The Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc. seeks growth of capital by pursuing aggressive investment policies.


Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.


The Appreciation Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio primarily invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.


Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.


The Small Cap Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. To pursue this goal, the portfolio primarily invests in small-cap companies with initial market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and, thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion.


Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.


The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth consistent with preservation of capital and current income by investing in equity and fixed-income securities selected primarily for their income potential.


Adviser: Janus Capital Corporation.
Management Fee: 0.65%

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital by investing in commons stocks of foreign and domestic companies. The portfolio has the flexibility to invest on a world-wide basis in companies and other organizations of any size, regardless of the country or organization or place of principal business activity.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%

The Emerging Growth Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital by investing in common stocks of companies that are early in their life cycles that MFS believes have the potential to become major enterprises.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Investors Trust Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Research Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than average prospects for long-term growth.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Fixed Income Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks above-average total return by investing in obligations of the U.S. government and its agencies, corporate bonds, mortgage-backed securities, foreign bonds, and other fixed income securities and derivatives.

Adviser: Miller Anderson & Sherrerd, LLP.

Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.


The High Yield Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks above-average income and total return by investing primarily in high yield securities, including corporate bonds and other fixed income securities and derivatives. Adviser: Miller Anderson & Sherrerd, LLP.

Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.


The International Magnum Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks long-term capital appreciation by investing developed market stocks, including equity securities of non-U.S. issuers comprising the Morgan Stanley Capital International EAFE Index (which includes Australia, Japan, New Zealand, most Western European nations, and certain developed Asian countries, such as Hong Kong and Singapore).

Adviser: Morgan Stanley Asset Management.

Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.


The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time by investing primarily in common stocks, bonds and cash equivalents.


Adviser: OpCap Advisors.

Management Fee: 0.78% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation by investing primarily in equity securities of companies with a market capitalization under $2 billion.


Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.


The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize long-term growth by investing at least 80% of its assets in equity securities of growth companies of any size.


Adviser: Transamerica Investment Management, LLC.
Management Fee: 0.75%


The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize current income consistent with liquidity and preservation of principal by investing primarily in money market instruments with remaining maturities of 13 months or less.


Adviser: Transamerica Investment Management, LLC.
Management Fee: 0.35%


Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives. An investment in the policy is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the policy federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the policy involves certain investment risks, including possible loss of principal.


Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

You can find additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges in the current prospectuses for the portfolios which accompany this prospectus.

Carefully read the prospectuses of the portfolios which interest you before you make any decision concerning how you will invest in, or transfer monies among, the variable sub-accounts.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Portfolios Not Publicly Available

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

Addition, Deletion, or Substitution

We do not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under the policy or any of the portfolios will always be available to you for investment purposes. We retain the right to make changes in the variable account and in its investments.

Subject to the approval of the New York Insurance Department, we reserve the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice. We will also seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity policies. Nor does it prevent the variable account from effecting an exchange between series or classes of variable policies on the basis of requests made by owners.

We reserve the right to create new variable sub-accounts for the policies when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

In the event of any substitution or change, we may make the changes in the policy that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the policies, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be deregistered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

The Policy

The Transamerica Classic(R) policy is a flexible premium deferred variable annuity policy. It is part of the Transamerica Series(R) of variable insurance products. Other variable policies are also available from us. The rights and benefits of this policy are described below and in the policy. We reserve the right to modify the policy if required by law. We also reserve the right to give the owner the benefit of any federal or state statute, rule or regulation. The obligations under the policy are obligations of Transamerica.

The policies are available on a non-qualified basis and on a qualified basis. Policies available on a qualified basis are as follows:

a)       rollover and regular IRAs, under Code Sections 408(a) and 408(b);

b)       conversion, rollover and contributory Roth IRAs under Code Section
408A;

c) SEP/IRAs that qualify for special federal income tax treatment under Code Section 408(k);

d) rollover Code Section 403(b) annuities, including Rev. Rul. 90-24 transfers, with no additional premiums; and

e)   pension and profit  sharing  plans  intended to qualify  under Code Section
     401. Generally, qualified policies contain certain restrictive provisions limiting the timing and amount of premiums to, and distributions from, the qualified policy.


Tax Free "Section 1035" Exchanges and/or Direct Transfers

You can generally exchange a nonqualified annuity contract for another in a "tax-free exchange" under Code Section 1035. Similarly, amounts can be directly transferred between qualified contracts on a tax free basis. Before making an exchange or direct transfer, you should compare the existing and new annuities carefully. If you exchange, or do a direct transfer from, another annuity for the one described in this prospectus, you might have to pay a contingent deferred sales load/surrender charge on your old annuity, and there will be a new contingent deferred sales load/surrender charge for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange or direct transfer from another annuity for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.


Ownership

As the owner, you are entitled to the rights granted by the policy. If you die, your rights belong to a joint owner, if any, and then to your beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

For non-qualified policies, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, as opposed to a trust, corporation or other legal entity, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitants which has been made without our prior written consent.

If the owner of a non-qualified policy is not an individual, the annuitant(s) may not be changed once the policy is issued. Different rules apply to qualified policies.

For each policy, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each policy, unless otherwise noted. Premiums

All premiums must be paid to our Service Center in a check payable to Transamerica. We will issue you a confirmation when we receive each premium.

The initial premium must be at least $5,000 or, if for regular IRAs, SEP/IRAs and Roth IRAs, it must be for at least $2,000.

We will issue your policy and credit your initial premium generally within two business days after we receive the initial premium and sufficient information to issue a policy. For us to issue you a policy, you must provide us sufficient information in a form acceptable to us. We reserve the right to reject any premium or request for issuance of a policy. Normally we will not issue policies with owners, joint owners, or annuitants more than 85 years old. Nor will we normally accept premiums after any owner's, (or annuitant's if non-individual owner), 86th birthday. In our discretion we may waive these restrictions in appropriate cases.

If we cannot credit the initial premium allocated to the variable sub-account(s) within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial premium within five business days. If you consent to us retaining the initial premium, we will credit it as soon as the requirements are fulfilled.


Before the annuity date and before you, a joint owner or any annuitant reaches age 86, you may make additional premium payments at any time while the policy is in effect. The minimum amount of each additional premium payment must be at least $200 each, or at least $100 if made through an automatic premium plan. If you elect to use this option additional premiums will be automatically deducted from your bank account and allocated to the policy. In addition, minimum allocation amounts apply. See Allocation of Premiums below. We credit additional premiums to the policy as of the date we receive your payment.


Total premiums for any policy may not exceed $1,000,000 without our prior approval.

In no event may the sum of all premiums for a policy during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.


Allocation of Premiums

You specify how premiums will be allocated under the policy. You may allocate premiums among one or more of the variable sub-accounts and the fixed account as long as the portions are whole number percentages. We may waive this minimum allocation amount under certain options and circumstances.

Each premium will be subject to the allocation percentages in effect at the time of receipt of such premium. You may change the allocation percentages for additional premiums at any time by submitting a request for such change to our Service Center in a form and manner acceptable to us. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first premium we receive which accompanies your request. If we receive your request separately, all premiums arriving after it will be subject to its terms. Your allocation choices will continue in effect until you change them again.

If you exercise the free look option for an IRA, we are legally required to return the greater of:

a)       the premium; or

b)       the policy value.

Your initial premium allocated to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any allocations you make to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to your original allocation instructions. This transfer will not count against the 18 transfers allowed free of charge during the first policy year.

Investment Option Limit

Currently, you may not allocate monies to more than eighteen investment options over the life of the policy. Investment options include variable sub-accounts and fixed account. Each variable sub-account and the fixed account that ever received a transfer or premium allocation counts as one towards this total of eighteen limit. We may waive this limit in the future.

For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would count as one option for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If you select a guarantee period and renew for the same term, the count will be one; but if you renew to a guarantee period with a different term, the count will be two.

Policy value

Before the annuity date, the policy value is equal to:

a)       the fixed account accumulated value; plus

b)       the variable accumulated value.

The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

How Variable Accumulation Units Are Valued

Premiums allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the premium allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial premium, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of the date our Service Center receives:

a)       sufficient information, in an acceptable manner and form; or

b)       the initial premium.

In the case of any additional premium payment, variable accumulation units for that payment will be credited at the end of the valuation period during which we receive the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information.

Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

Transfers

Before the Annuity Date

Before the annuity date, you may transfer all or any portion of the policy value among the variable sub-accounts and the fixed account. Transfers are restricted into or out of the fixed account.

Transfers among the variable sub-accounts and the fixed account may be made by submitting a request to our Service Center in a form and manner acceptable to us. The transfer request must specify:

a) the variable sub-accounts and/or the fixed account from which your transfer is to be made;

b)       the amount of your transfer; and

c) the variable sub-accounts and/or fixed account to receive the transferred amount.

The minimum amount which you may transfer from the variable sub-accounts and the fixed account is $1,000. Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.


We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same policy year. We reserve the right to waive the transfer fee or vary the number of transfers without charge. We may also choose not to count transfers under certain options or services for purposes of the allowed number without charge. See Other Restrictions below for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by our Service Center.

If a transfer reduces the value in a variable sub-account or in the fixed account to less than $1,000, then we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this according to the transfer instructions provided by you. Under current law, there will not be any tax liability for transfers within the policy.

Other Restrictions

We reserve the right without prior notice, to modify, restrict, suspend or eliminate the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant variable sub-policy values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by owners. We may choose not to allow telephone or facsimile transfer requests.

Dollar Cost Averaging

Before the annuity date, you may request that amounts be automatically transferred on a monthly basis from a source account. The source accounts are currently either the money market sub-account or the fixed account. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. Other source accounts may be available. Call our Service Center for information regarding availability.

You may only dollar cost average from one source account at a time. The transfers will begin when you request, but no sooner than one week following, receipt of such request. For new variable annuity policies, dollar cost averaging transfers will not begin until the later of:

a)       30 days after the policy effective date; or

b) the estimated end of the free look period which allows 5 days for delivery.

Transfers will continue for the number of consecutive months which you selected unless:

a)       you terminate the transfers;

b) we automatically terminate the transfers because there are insufficient amounts in the source account; or

c)       for other reasons that are described in the election form.

You may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to our Service Center in a form and manner acceptable to us within 30 days before the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

Eligibility Requirements for Dollar Cost Averaging

In order to be eligible for dollar cost averaging, the value of your source account must be at least $5,000. This limit may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

Currently, we do not charge for the dollar cost averaging option nor do they count toward the number of transfers allowed without charge per policy year. We may charge in the future for dollar cost averaging.

Dollar cost averaging transfers may not be made to or from the fixed account. Dollar cost averaging may not be elected at the same time that the special Dollar Cost Averaging option or the automatic asset rebalancing is in effect.

Special Dollar Cost Averaging Option

When you apply for the policy, you may elect to allocate the entire initial premium to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The initial premium will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the policy. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

Amounts from the sub-accounts and/or fixed account may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

Automatic Asset Rebalancing

After premiums have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. You may instruct us to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in your instructions to us and accepted by us. You may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages The fixed account cannot be rebalanced.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our Service Center in a form and manner acceptable to us. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a policy year. We reserve the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. We may charge for this service in the future, and may count the transfers toward those allowed without charge.

Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

After the Annuity Date

If a variable payment option is elected, you may make transfers among variable sub-accounts after the annuity date by giving a written request to our Service Center, subject to the following provisions:

a) you may not make any more than four transfers per policy year after the annuity date; and

b) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $50 monthly payment.

Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information. No transfers are allowed into or out of the fixed account.

Cash Withdrawals

If you own a non-qualified policy, you may withdraw all or part of the cash surrender value at any time before the annuity date by giving a written request to our Service Center. For qualified policies, you should refer to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals.

The cash surrender value is equal to the policy value, minus any policy fee, and minus any contingent deferred sales load and applicable premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by us. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

In the case of a partial withdrawal, you may direct our Service Center to withdraw amounts from specific variable sub-accounts and/or from the fixed account. If you do not specify, the withdrawal will be taken pro rata from the policy value.

A partial withdrawal request cannot be fulfilled if it would reduce your policy value to less than $2,000. In such instances, you will be notified.

We will generally process any withdrawal requests, including surrender requests, as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, we may postpone such payment if:

o the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

o an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or

o        the Commission permits a delay for the protection of owners.

The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a premium which you made by check may be delayed until your check has cleared your bank.

We may delay payment of any withdrawal from the fixed account for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Since you assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to a contingent deferred sales load and other charges, the total amount paid upon surrender of your policy may be more or less than the total premiums.

You may elect, under the systematic withdrawal option or automatic payout option, but not both, to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date. The tax consequences of a withdrawal or surrender are discussed later in this prospectus, including that withdrawals and surrenders may be taxable and, if taken before age 59 1/2, subject to the 10% federal tax penalty.

Systematic Withdrawal Option

Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-accounts on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of:

a)       30 days after the policy effective date; or

b)       the end of the free look period.

Withdrawals will be from the variable sub-accounts and/or the fixed account in the percentage allocations that you specify. Unless you specify otherwise, withdrawals will be pro rata from policy value. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals cannot be used at the same time that the automatic payout option is in effect.

To be eligible for the systematic withdrawal option, the policy value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently you can elect any amount over $100 to be withdrawn systematically.

You may also make partial withdrawals while receiving systematic withdrawals.

If the total of all withdrawals (systematic, automatic or partial) in a policy year exceeds the allowed amount to be withdrawn without charge for that year, your policy value will be charged any contingent deferred sales load that may apply.

The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option, you may not elect to use it again until the end of the next 12 full months.

We reserve the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a policy year.


Systematic withdrawals may be taxable and, before age 59 1/2, subject to a 10% federal penalty tax.


Automatic Payout Option

Before the annuity date, for certain policies other than Roth IRAs, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under the following sections of the Code:

o        401(a)(9);

o        403(b); and

o        408(b)(3).

For IRAs and SEP/IRAs, this option may be elected no earlier than six months before the calendar year in which you attain age 70 1/2. Payments may not begin earlier than January of such calendar year.

For other qualified policies, APO can be elected no earlier than six months before the later of:

a)       when you attain age 70 1/2; or

b)       when you retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a)       30 days after the policy effective date; or

b)       the end of the free look period.

APO may be elected in any calendar month, but no later than the month of your 84th birthday.

Other Automatic Payout Option Information. Withdrawals will be from the variable sub-accounts and/or the fixed account you designate and in the percentage allocations you specify. If you do not indicate otherwise, withdrawals will be pro rata from policy value. If you take a withdrawal from a variable sub-account from which you have designated that dollar cost averaging transfers be made, then the dollar cost averaging option will terminate. The calculation of the APO amount will reflect the total policy value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on the value in this policy.

To be eligible for this option, you must meet the following conditions:

a) your policy value must be at least $12,000 at the time at which you select this option; and
b) _______ the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9), 403(b), or 408(b)(3), or $500.

These conditions may change. Currently, withdrawals under this option are only paid annually.

The withdrawals will continue indefinitely unless you terminate them. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

Death Benefit

If an owner dies before the annuity date and any owner is under age 85, the death benefit will be equal to the greatest of:

a)       the policy value; and

b) the sum of all premiums, less withdrawals taken, including any contingent deferred sales load and the applicable premium tax charges; and

c) _______ the highest policy value on any policy anniversary before the earlier of the owner's or joint owner's 85th birthday, plus premiums paid since that policy anniversary, less withdrawals taken since that policy anniversary, including any contingent deferred sales load and applicable premium tax charges.

If an owner dies before the annuity date and after either owner's 85th birthday, the death benefit will be the greater of:

a)       the policy value; and

b) _______ the total of all premiums not previously withdrawn, less withdrawals taken, including applicable contingent deferred sales loads and applicable premium tax charges.

For purposes of calculating the death benefit, the policy value is determined as of the date the benefit is paid.

If the owner is not a natural person, such as a trust, corporation or other legal entity, an annuitant's death will be treated as the death of an owner for purposes of the death benefit.


Payment of Death Benefit

We will generally pay the death benefit when we receive proof of death of an owner. Once we receive this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment.

The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

a)       proof of death of the owner or joint owner; and

b) the written notice of the settlement option elected by the person to whom the death benefit is payable.

If no settlement method is elected, the death benefit will be a lump sum distributed within five years after an owner's death. No contingent deferred sales load will apply.

Until the death benefit is paid, the policy value allocated to the variable account fluctuates with investment performance of the applicable portfolios. For this reason, the amount of the death benefit depends on the policy value at the time the death benefit is paid, not at the time of death.

Designation of Beneficiaries

You may select one or more beneficiaries by designating the person or persons to receive the amounts payable under the policy. The persons you designate will receive the percentage you establish if:

o        you die before the annuity date and there is no joint owner; or

o ________ you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.

A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by the policy unless the owner gives us other instructions at the time the beneficiaries are named.

We may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

Death of Owner or Joint Owner Before the Annuity Date

If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). The policy will remain in force with the annuitant's surviving spouse as the new annuitant, however, if:

o        the policy is owned by a trust; and

o ________ the beneficiary is either the annuitant's surviving spouse, or a trust holding the policy solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the persons involved in the policy. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any

If the owner is not the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any; or

o        the annuitant; or

o        the joint annuitant; if any.



If the death benefit is payable to the owner's surviving spouse, or to a trust for the sole benefit of such surviving spouse, we will continue the policy with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other than the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person or persons selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person or persons to whom the death benefit is payable may elect to receive it:

o        in a lump sum; or

o ________ as settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days before the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual, subject to the special rule for a trust for the sole benefit of a surviving spouse, we will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

If an owner and an annuitant are not the same individual and the annuitant, or the last of joint annuitants, dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.



Death after the Annuity Date

If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under the policy will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES AND DEDUCTIONS

No deductions are currently made from premiums, although we reserve the right to charge for any applicable premium tax charges. Therefore, the full amount of the premiums are invested in one or more of the variable sub-accounts and/or the fixed account.

Contingent Deferred Sales Load/
Surrender Charge

No deduction for sales charges is made from premiums at the time they are made. However, a contingent deferred sales load, or surrender charge, of up to 6% of premiums may be imposed on certain withdrawals or surrenders. This charge is designed to partially cover certain expenses incurred by us relating to the sale of the policy, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The contingent deferred sales load/surrender charge percentage varies according to the number of years between when a premium was credited to the policy and when the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn that is subject to the charge by the contingent deferred sales load percentage according to the following table. In no event will the total contingent deferred sales load/surrender charge assessed against the policy exceed 6% of the total premiums.
                                    Contingent
                                     Deferred
Number of Years                  Sales Load As A
Since Receipt of                  Percentage of
Premium                              Premium
-------                              -------
Less than 2 years                       6%
2 years but less than 3 years           5%
3 years but less than 4 years           5%
4 years but less than 5 years           4%
5 years but less than 6 years           4%
6 years but less than 7 years           2%
7 years or more                         0%

Free Withdrawals-Allowed Amount

Beginning 30 days after the policy effective date, or the end of the free look period, if later, you may make a withdrawal up to the allowed amount without incurring a contingent deferred sales load/surrender charge each policy year before the annuity date.

For policies purchased on or after December 8, 1999, the allowed amount each policy year is equal to:

a)       during the first policy year, the greater of:

o        accumulated earnings not previously withdrawn; or

o        15% of the total premiums received as of the date of withdrawal; and

b)       after the first policy year, the greater of:

o        accumulated earnings not previously withdrawn; or

o 15% of premiums received less than seven years old, determined as of the last policy anniversary.

Withdrawals will be made first from earnings and then from premiums on a first-in/first-out basis. If an allowed amount is not withdrawn during a policy year, it does not carry over to the next policy year.

Premiums not previously withdrawn that have been held at least seven full policy years and accumulated earnings, if any, not previously withdrawn may be withdrawn without charge.

For policies purchased before December 8, 1999, the allowed amount each policy year is equal to:

o 15% of the total premiums received during the last seven years determined as of the last policy anniversary; minus

o        any withdrawals during the present policy year.

In the first policy year, the 15% will be applied to total premiums received at the time of the first withdrawal.

Withdrawals will be made first from premiums on a first-in/first-out basis and then from earnings. If the allowed amount is not fully withdrawn or paid out during a policy year, it does not carry over to the next policy year.

Premiums not previously withdrawn that have been held at least seven full policy years and accumulated earnings, if any, not previously withdrawn may be withdrawn without charge.

Other Free Withdrawals

In addition, no contingent deferred sales load is assessed:

o upon annuitization after the first policy year to an option involving life contingencies; or

o        upon payment of the death benefit before the annuity date.

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals, including withdrawals under the systematic withdrawal option or the APO, and full surrenders, unless you elect to add the amount of the applicable load to the amount requested for a partial withdrawal to cover the applicable contingent deferred sales load.

Administrative Charges

Policy Fee. At the end of each policy year and before the annuity date, we deduct an annual policy fee as partial compensation for expenses relating to the issue and maintenance of the policy and the variable account. The annual policy fee is equal to the lesser of $30 or 2% of the policy value. If the policy is surrendered, the policy fee, unless waived, will be deducted from a full surrender before the application of any contingent deferred sales load. The policy fee will be deducted on a pro rata basis, based on values, from the policy value. The fee deductions will be based on both the variable sub-accounts and the fixed account. We will waive the policy fee for a policy year if the policy value exceeds $50,000 on the last business day of that policy year or as of the date you surrender the policy.

Annuity Fee. After the annuity date, we deduct an annual annuity fee of $30 to help cover processing costs. This fee will be deducted in equal amounts from each variable payment made during the year. This fee is $2.50 each month if monthly payments are made. This fee will not be changed. No annuity fee will be deducted from fixed payments. This fee may be waived.

Administrative Expense Charge. We also make a daily deduction for the administrative expense charge from the variable account before the annuity date at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse us for administrative expenses. We have the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular policy. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

Mortality and Expense Risk Charge

Before the annuity date, we deduct a charge for bearing certain mortality and expense risks under the policies. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. We guarantee that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the policy and to pay death benefits before the annuity date.

The expense risk assumed by us is the risk that our actual expenses in administering the policies and the variable account will exceed the amount recovered through the administrative expense charge, policy fees, transfer fees and any fees imposed for certain options and services.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear these losses. If this charge is more than sufficient, any excess will accrue to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the policies. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of policy distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Premium Tax Charges

New York currently has no premium tax or retaliatory tax. If New York imposes these taxes in the future, or if you become a resident of a state where such taxes apply, we reserve the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date.

Transfer Fee

We currently impose a fee for each transfer in excess of the first 18 in a single policy year. We will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover our costs of processing transfers. We reserve the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

Option and Service Fees

We reserve the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a policy year.

Taxes

No charges are currently made for taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the policies.
Portfolio Expenses

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. For more information, see the portfolios' prospectuses.

Sales in Special Situations

We may sell the policies in special situations that are expected to involve reduced expenses for us. These instances may include sales:

o        in certain group arrangements, such as employee savings plans;

o to current or former officers, directors and employees, and their families, of Transamerica and its affiliates;

o to officers, directors, and employees, and their families, and the portfolios' investment advisers and their affiliates;
     or

o ________ to officers, directors, employees and sales agents also known as registered representatives, and their families, and broker-dealers and other financial institutions that have sales agreements with us to sell the policies.

In these situations:

a)       the contingent deferred sales load may be reduced or waived;

b) the mortality and expense risk charge or administration charges may be reduced or waived; and/or

c) _______ certain amounts may be credited to the policy value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the policy value.

These reductions in fees or charges or credits to policy value will not unfairly discriminate against any policy owner. These reductions in fees or charges or credits to policy value may be taxable and treated as premiums for purposes of income tax and any possible premium tax charge.



DISTRIBUTION OF THE POLICY

Transamerica Securities Sales Corporation (TSSC), is the principal underwriter of the policies under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other policies issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the policies through registered representatives who are licensed to sell securities and variable insurance products.

Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each premium. The percentage may be up to 5.75%, and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid. The compensation amounts paid broker-dealers by TSSC are not deducted directly from or directly reduce a policy's value.

SETTLEMENT OPTION PAYMENTS

Annuity Date

The annuity date is the date that the annuitization phase of the policy begins. On the annuity date, we will apply the annuity amount, defined below, to provide payments under the settlement option you select. You select the annuity date which you may change from time to time by giving notice to our Service Center in a form and manner acceptable to us. Notice of each change must be received by our Service Center at least 30 days before the then-current annuity date. The annuity date cannot be earlier than the first policy anniversary except for certain qualified policies.

The latest annuity date which may be elected is the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday.

The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified policies may have restrictions as to the annuity date and the types of settlement options available.

Annuity Amount

The annuity amount is the policy value, minus any applicable contingent deferred sales load and any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first policy anniversary.

If the amount of the monthly payment from the settlement option you selected would result in a monthly settlement option payment of less than $20, or if the annuity amount is less than $2,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $50 from each variable sub-account from which such payments are made.

Settlement Option Payments

You may choose from the settlement options below. We may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified policies and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's or joint annuitant's age. We may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

You may choose from the two payment options described below. The annuity date and settlement options available for qualified policies may also be controlled by endorsements, the plan or applicable law.

Election of Settlement Option Forms and
Payment Options

Before the annuity date, and while the annuitant is living, you may, by written request, change the settlement option or payment option. The request for change must be received by our Service Center at least 30 days before the annuity date. In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, we will make settlement option payments according to the 120 month period certain and life settlement option and the applicable provisions of the policy.

Payment Options

You may elect a fixed or a variable payment option, or a combination of both, in 25% increments of the annuity amount.

Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the fixed account will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the policy value in the variable sub-accounts on the annuity date.

Fixed Payment Option

A fixed payment option provides for payments which will remain constant according to the terms of the settlement option you select. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and by the age and sex, if sex-distinct rates are allowed by law, of the annuitants. Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the policy, to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

Variable Payment Option

A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-accounts. The variable settlement option purchase rate tables in the policy reflect an assumed, but not guaranteed, annual interest rate of 5.35%. If the actual net investment performance of the variable sub-accounts is less than 5.35%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-accounts is higher than 5.35%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.35% rate, then the dollar amount of the actual payments will remain constant. We may offer other assumed annual interest rates.

Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.

For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms

As owner, you may choose any of the settlement option forms described below. Subject to our approval, you may select any other settlement option forms offered by us in the future.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the1. annuitant dies before the second payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

     The written request for this form must:

a)       name the contingent annuitant; and

b)       state the percentage of payments to be made after the annuitant dies.

     Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will require proof of age for the annuitant and for the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

a)       the annuitant's life; or

b)       the period certain

     The period certain may be 120, 180 or 240 months.

     If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary. If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

    The written request for this form must:

a)       state the length of the period certain; and

b)       name the beneficiary.

4. ___ Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date.

     The written request for this form must:

a)       name the joint annuitant; and

b) state the percentage of continued payments to be made upon the first death.

     Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the annuitant and joint annuitant before payments start.

5. _______ Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to our Service Center at least 30 days before the annuity date.

After the annuity date:

a) you will not be allowed to make any changes in the settlement option and payment option;

     b)  no additional premiums will be accepted under the policy; and

c) _______ no further withdrawals will be allowed for fixed payment options or for variable payment options under which payments are being made based on life contingencies.

As the owner of a non-qualified policy, you may, at any time after the policy date, write to us at our Service Center to change the payee of benefits being provided under the policy. The effective date of change in payee will be the later of:

a)       the date we receive the written request for such change; or

b)       the date specified by you.

As the owner of a qualified policy, you may not change payees, except as permitted by the retirement plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction

The following discussion is a general description of federal tax considerations for U.S. persons relating to the policy and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the policy. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws. If a prospective owner is not a U.S. person, see Policies Purchased by Nonresident Aliens and Foreign Corporations below.

The policy may be purchased on a non-tax qualified basis, as a non-qualified policy, or purchased and used in connection with plans or arrangements qualifying for special tax treatment as a qualified policy. Qualified policies are designed for use in connection with plans or arrangements entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A. The ultimate effect of federal income taxes on the amounts held under a policy, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

o the type of retirement plan or arrangement for which the policy is purchased;

o        the tax and employment status of the individual concerned; or

o        our tax status.

In addition, certain requirements must be satisfied when purchasing a qualified policy with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified policy, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified policies should seek competent legal and tax advice regarding the suitability of the policy for their individual situation, the applicable requirements, and the tax treatment of the rights and benefits of the policy. The following discussion is based on the assumption that the policy qualifies as an annuity for federal income tax purposes and that all premiums made to qualified policies are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

Premiums

At the time the initial premium is paid, as prospective purchaser, you must specify whether you are purchasing a non-qualified policy or a qualified policy. If the initial premium is derived from an exchange, transfer, conversion or surrender of another annuity policy, we may require that the prospective purchaser provide information regarding the federal income tax status of the previous annuity policy. We require that persons purchase separate policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate policy requires the minimum initial premium previously described. Additional premiums under a policy must qualify for the same federal income tax treatment as the initial premium under the policy. We will not accept an additional premium under a policy if the federal income tax treatment of such premium would be different from that of the initial premium.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs by withdrawing all or part of the policy value for example, via withdrawals or settlement option payments. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

The owner of any policy who is not a natural person generally must include in income any increase in the excess of the policy value over the "investment in the policy" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

The following discussion generally applies to a policy owned by a natural person.
Withdrawals. For non-qualified policies, partial withdrawals, including withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the investment in the policy at that time. The investment in the policy generally equals the amount of non-deductible premiums made.

For withdrawals from qualified policies, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the policy to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the policy generally equals the amount of non-deductible premiums made by or on behalf of any individual. For certain qualified policies, the investment in the policy can be zero. Special tax rules applicable to certain distributions from qualified policies are discussed below, under Qualified Policies.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the policy.

Settlement Option Payments. Although the tax consequences may vary depending on the settlement option elected under the policy, in general a ratable portion of each payment that represents the amount by which the policy value exceeds the investment in the policy will be taxed based on the ratio of the investment in the policy to the total benefit payable. After the investment in the policy is recovered, the full amount of any additional settlement option payments is taxable.

For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the policy by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the policy.

For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the policy bears to the total expected value of the payments for the term selected. However, the remainder of each settlement option payment is taxable. Once the investment in the policy has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the policy, consult a competent tax adviser regarding deductibility of the unrecovered amount.

Withholding. The Code requires us to withhold federal income tax from withdrawals. However, except for certain qualified policies, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

The withholding rate varies according to the type of distribution and the owner's tax status. Eligible rollover distributions from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, for certain direct rollovers to other plans or arrangements.

The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution. If distributions are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to us that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code
Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

Penalty Tax. A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

a)       made on or after the date on which the owner attains age 59 1/2;

b)       made as a result of death or disability of the owner; or

c) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a designated beneficiary.

Other exceptions to the tax penalty may apply to certain distributions from a qualified policy.

Taxation of Death Benefit Proceeds. Amounts may be distributed from the policy because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows:

a) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or

if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above.

For these purposes, the investment in the policy is not affected by the owner's death. That is, the investment in the policy remains the amount of any premiums paid which are not excluded from gross income.

Transfers, Assignments, or Exchanges of the Policy. For non-qualified policies, a transfer of ownership of a policy, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a policy may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified policies may not be assigned or transferred, except as permitted by the Code or ERISA.

Multiple Policies. All deferred non-qualified policies that are issued by Transamerica or its affiliates to the same owner during any calendar year are treated as one policy for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of policies or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity policy and separate deferred annuity policies as a single annuity policy under its general authority to prescribe rules that may be necessary to enforce the income tax laws.

Qualified Policies

In General. The qualified policies are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions before age 59 1/2, subject to certain exceptions; distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the policies with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions and other transactions with respect to the policies satisfy applicable law. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must begin no later than the later of April 1 of the calendar year following the year in which the owner:

a)       reaches age 70 1/2; or

b)       retires.

If the plan participant is a 5 percent owner, as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the participant reaches age 70 1/2.

For IRAs and SEP/IRAs described in Section 408, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner or plan participant reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.

Qualified Pension and Profit Sharing Plans. Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the policy in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this policy is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a policy for use with such plans, you should seek competent advice. Advice you receive should address the suitability of the proposed plan documents and the policy to your specific needs.

Individual Retirement Annuities (IRA), Simplified Employee Plans (SEP) and Roth IRAs. The sale of a policy for use with any IRA may be subject to special disclosure requirements of the IRS, which are included as APPENDIX E - DISCLOSURE STATEMENT - Individual Retirement Annuities. If you purchase a policy for use with an IRA, you will be provided with another copy of the Disclosure Statement for Individual Retirement Annuities.

You will have the right to cancel your purchase within 7 days of whichever is earliest:

a)       the establishment of your IRA; or

b)       your purchase.

If you intend to make such a purchase, you should seek competent advice as to the suitability of the policy you are considering purchasing for use with an IRA.

The policy is designed for use with traditional IRA rollovers and contributory IRAs. A contributory IRA is a policy to which initial and subsequent premiums are subject to limitations imposed by the Code. Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, or IRA. Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA.

Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation, including earned income as defined in Code Section 401(c)(2). These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over on a tax-deferred basis into an IRA. Amounts in the IRA, other than nondeductible contributions, are taxed when distributed from the IRA. Distributions before age 59 1/2, unless certain exceptions apply, are subject to a 10% penalty tax.

Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, or SEP/IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

The policy may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a policy to which initial and subsequent premiums are subject to limitations imposed by the Code. Code Section 408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA, although contributions are not tax deductible. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b), other than a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions you take:

a)       before age 59 1/2, subject to certain exceptions; or

b) during the five taxable years starting with the year in which you first contributed to a Roth IRA.

If you intend to purchase such a policy, you should seek competent advice as to the suitability of the policy for use with Roth IRAs.

Tax Sheltered Annuities. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity policies of:

a)       elective contributions made in years beginning after December 31, 1988;

b)       earnings on those contributions; and

c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified policy from a Section 403(b)(7) custodial account will be subject to the restrictions.

Restrictions under Qualified Policies. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified policies, or under the terms of the plans under which policies are issued. A qualified policy will be amended as necessary to conform to the requirements of the Code.

Policies Purchased by
Nonresident Aliens and Foreign
Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Taxation of Transamerica

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a regulated investment company under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the policies. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the policies.

Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains arising from the variable account, then we may impose a charge against the variable account (with respect to some or all policies) in order to set aside provisions to pay such taxes.

Tax Status of the Policy

Diversification Requirements. Code Section 817(h) requires that for non-qualified policies, the investments of the portfolios be adequately diversified in accordance with Treasury regulations in order for the policies to qualify as annuity policies under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policy owner's gross income. The IRS has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor, as the owner, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and policy values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

Required Distributions. In order to be treated as an annuity policy for federal income tax purposes, Code Section 72(s) requires any non-qualified policy to provide that:

a) _______ if any owner dies on or after the annuity date but before the time the entire interest in the policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

if any owner dies before the annuity date, the entire interest in the policy will be distributed within five years after the date of the owner's death. This requirement will be considered satisfied as to any portion of the owner's interest, which is payable to or for the benefit of a designated beneficiary, provided it is distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

The owner's designated beneficiary refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the policy passes to the designated beneficiary and the mandatory distribution rules apply. However, if the owner's designated beneficiary is the surviving spouse of the deceased owner, the policy may be continued with the surviving spouse as the new owner, postponing application of such payout requirements.

The non-qualified policies contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. All provisions in the policy will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the policy to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the policy.

Possible Changes in Taxation

Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity policies. For example, one proposal would tax transfers among investment options and tax exchanges involving variable policies. A second proposal would reduce the investment in the policy under cash value life insurance and certain annuity policies by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the policies could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive, that is, effective before the date of the change. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the policy depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the variable sub-accounts. In addition, we may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These money market yields will not reflect deductions of fees for optional riders, if any, unless otherwise noted.

The yield of a variable sub-account, other than the money market variable sub-account, refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment. These money market yields will not reflect deductions of fees for optional riders, if any, unless otherwise noted.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular policy. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular policy, the yield of that policy will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account began operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment, including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes, as of the last day of each of the periods for which total return quotations are provided. These total returns will not reflect deductions of fees for optional riders, if any, unless otherwise noted.

Performance information for any variable sub-account reflects only the performance of a hypothetical policy under which policy value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including:

a) _______ the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

b) _______ the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a policy, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. Other ranking services and indices may be used.


In its advertisements and sales literature, we may discuss, and may illustrate by graphs, charts, or through other means of written communication:

o        the implications of longer life expectancy for retirement planning;

o        the tax and other consequences of long-term investment in the policy;

o        the effects of the policy's lifetime payout options; and

o the operation of certain special investment features of the policy -- such as the dollar cost averaging option.

We may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating premiums between the fixed account and a variable sub-account. We may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

We may from time to time also disclose average annual total return in non-standard formats and cumulative non-annualized total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. We may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

We may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio before the time the variable account began operations.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account or the principal underwriter of the contracts. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.
LEGAL MATTERS

The organization of Transamerica, its authority to issue the policy and the validity of the form of the policy have been passed upon by David M. Goldstein, Counsel to Transamerica.

ACCOUNTANTS AND FINANCIAL
STATEMENTS


The statutory-basis financial statements and schedules of Transamerica at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the sub-accounts of Separate Account VA-6NY at December 31, 2000, and for each of the two years in the period then ended, appearing in the Statement of Additional information have been audited by Ernst & Young LLP, independent auditors as set forth in their reports appearing in the Statement of Additional Information and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the policy value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the policy decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective portfolios.

Shares for which no timely instructions are received and shares held by Transamerica for which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the 1933 Act relating to the policy offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto.

Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the policy. Statements contained in this prospectus, as to the content of the policy and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.



STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                                             Page
THE POLICY ......................................................................................  3
NET INVESTMENT FACTOR ...........................................................................  3
VARIABLE PAYMENT OPTIONS.........................................................................  3
Variable Annuity Units and Payments..............................................................  3
Variable Annuity Unit Value......................................................................  3
Transfers After the Annuity Date.................................................................  4
GENERAL PROVISIONS...............................................................................  4
         Non-Participating.......................................................................  4
         Misstatement of Age or Sex..............................................................  4
         Proof of Existence and Age..............................................................  4
         Annuity Data............................................................................  4
         Assignment..............................................................................  4
         Annual Report...........................................................................  5
         Incontestability........................................................................  5
         Entire Policy...........................................................................  5
         Changes in the Policy...................................................................  5
         Protection of Benefits..................................................................  5
         Delay of Payments.......................................................................  5
         Notices and Directions..................................................................  6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................  6
         Money Market Sub-Account Yield Calculation..............................................  6
         Other Sub-Account Yield Calculations....................................................  6
         Standard Total Return Calculations......................................................  7
         Historical Portfolio Performance Data...................................................  7
         Other Performance Data..................................................................  7
HISTORICAL PERFORMANCE DATA......................................................................  8
         General Limitations.....................................................................  8
         Adjusted Historical Performance Data....................................................  8

DISTRIBUTION OF THE POLICY.......................................................................13
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................14
STATE REGULATION.................................................................................14
RECORDS AND REPORTS..............................................................................14
FINANCIAL STATEMENTS.............................................................................14
APPENDIX.........................................................................................15














APPENDIX A

THE FIXED ACCOUNT

This prospectus is generally intended to serve as a disclosure document only for the policy and the variable account. For complete details regarding the fixed account, see the policy itself.

The policy value allocated to the fixed account becomes part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act.

Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account.

The fixed account is part of our general account. Our general account consists of all our general assets, other than those in the variable account, or in any other separate account. We have sole discretion to invest the assets of our general account subject to applicable law.

The allocation or transfer of funds to the fixed account does not entitle the owner to share in the investment performance of our general account.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the policies. However, we reserve the right to change the minimum rate according to state insurance law. We may credit interest at a rate in excess of 3% per year.

There is no specific formula for the determination of excess interest credits. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

o        general economic trends;




o        rates of return currently available;

o        returns anticipated on the company's investments;

o        regulatory and tax requirements; and

o        competitive factors.

Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined at our sole discretion. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.

Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary according to the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest for that class. This new annual rate of interest will remain in effect for at least twelve months. New premiums made to the policy which are allocated to the fixed account may receive different rates of interest.

These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services we may be offering.

Transfers

Each policy year, you may transfer a portion of the value of the fixed account to variable sub-accounts. The maximum percentage that may be transferred will be declared annually by us. This percentage will be determined by us at our sole discretion, but will not be less than 10% of the value of the fixed account on the preceding policy anniversary and will be declared each year. Currently, this percentage is 25%.

You are limited to four transfers from the fixed account each policy year, and the total of all such transfers cannot exceed the current maximum. If we permit dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.

Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts. Additionally, transfers may not be made from the fixed account to:

a)   the Transamerica VIF Money Market Sub-Account; or

b) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments.

We reserve the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

Special Dollar Cost Averaging Option

When you apply for the policy, you may elect to allocate the entire initial premium to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The initial premium will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified when you applied for the premium. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

Amounts from the sub-accounts and/or fixed account may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your original allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

APPENDIX B

Example of Variable Accumulation Unit Value Calculations

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488.

Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245.

If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

Example of Variable Annuity Unit Value Calculations

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been 13.500000.

If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893).

 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the policy.



Example of Variable Annuity Payment Calculations

Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and
13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

and the number of variable annuity units credited for future payments would be:

284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be

$285.59 (21.052444 x 13.565712).

APPENDIX C

Condensed Financial Information

The following condensed financial information is derived from the financial statements of Separate Account VA-6NY. The data should be read in conjunction with the financial statements, related notes, and other financial information appearing in the Statement of Additional Information.






The following table sets forth certain information regarding the sub-accounts for the period from February 8, 1999, the date of commencement of operations of the separate account, through December 31, 2000. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:






                         Period Ending December 31, 2000

                                                                                   Dreyfus VIF         Dreyfus VIF
                       Alger American       Alliance VP         Alliance VP        Appreciation         Small Cap
                       Income & Growth    Growth & Income     Premier Growth       Portfolio -         Portfolio -
                         Sub-Account        Sub-Account         Sub-Account       Initial Shares     Initial Shares
                                                                                   Sub-Account         Sub-Account

                      ------------------ ------------------- ------------------ ------------------- ------------------


Accumulation Unit
  Value at Beginning       $18.45              $13.05             $18.88              $14.01             $11.63
  of Period
Accumulation Unit
  Value at End of          $17.97              $14.66             $15.54              $13.73             $13.00
  Period
Number of
  Accumulation Units       43,369              48,117             87,795              34,518             32,524
  Outstanding at End
  of Period

                         Janus Aspen     Janus Aspen Series       MFS VIT            MFS VIT             MFS VIT
                       Series Balanced    Worldwide Growth    Emerging Growth   Growth with Income      Research
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account

                      ------------------ ------------------- ------------------ ------------------- ------------------


Accumulation Unit
  Value at Beginning       $16.55              $20.53             $23.04              $12.69             $14.87
  of Period
Accumulation Unit
  Value at End of          $15.96              $17.08             $18.28              $12.50             $13.96
  Period
Number of
  Accumulation Units       99,242              69,014             27,598              38,696             17,661
  Outstanding at End
  of Period

                           MS UIF              MS UIF             MS UIF         OCC Accumulation   OCC Accumulation
                        Fixed Income         High Yield        Int'l Magnum       Trust Managed      Trust Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account

                      ------------------ ------------------- ------------------ ------------------- ------------------


Accumulation Unit
  Value at Beginning       $10.29              $10.90             $13.23              $10.92              $8.69
  of Period
Accumulation Unit
  Value at End of          $11.27              $9.61              $11.43              $11.82             $12.36
  Period
Number of
  Accumulation Units       12,400              6,982               3,636                83                2,731
  Outstanding at End
  of Period



                        Transamerica        Transamerica
                         VIF Growth       VIF Money Market
                         Sub-Account        Sub-Account

                      ------------------ -------------------


Accumulation Unit
  Value at Beginning       $19.19              $1.07
  of Period
Accumulation Unit
  Value at End of          $17.10              $1.11
  Period
Number of
  Accumulation Units       76,782              76,430
  Outstanding at End
  of Period


                         Period Ending December 31, 1999

                                                                                   Dreyfus VIF         Dreyfus VIF
                       Alger American       Alliance VP         Alliance VP        Appreciation         Small Cap
                       Income & Growth    Growth & Income     Premier Growth       Portfolio -         Portfolio -
                         Sub-Account        Sub-Account         Sub-Account       Initial Shares     Initial Shares
                                                                                   Sub-Account         Sub-Account

                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $13.07              $11.75             $15.16              $12.78              $9.19
  of Period
Accumulation Unit
  Value at End of          $18.45              $13.05             $18.88              $14.01             $11.63
  Period
Number of
  Accumulation Units
  Outstanding at End     20,454.496          35,921.156         67,859.000          27,264.942         15,139.412
  of Period

                         Janus Aspen     Janus Aspen Series       MFS VIT            MFS VIT             MFS VIT
                       Series Balanced    Worldwide Growth    Emerging Growth   Growth with Income      Research
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $13.59              $13.00             $13.73              $11.73             $12.10
  of Period
Accumulation Unit
  Value at End of          $16.55              $20.53             $23.04              $12.69             $14.87
  Period
Number of
  Accumulation Units
  Outstanding at End     70,631.182          32,624.907         10,752.253          33,284.624         11,885.844
  of Period

                           MSDW UF            MSDW UF             MSDW UF        OCC Accumulation   OCC Accumulation
                        Fixed Income         High Yield        Int'l Magnum       Trust Managed      Trust Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.58              $10.48             $10.59              $10.27              $8.38
  of Period
Accumulation Unit
  Value at End of          $10.29              $10.90             $13.23              $10.92              $8.69
  Period
Number of
  Accumulation Units
  Outstanding at End      9,706.172          6,892.039           1,445.779          1,945.488           1,049.819
  of Period


                        Transamerica        Transamerica
                         VIF Growth       VIF Money Market
                         Sub-Account        Sub-Account
                      ------------------ -------------------

Accumulation Unit
  Value at Beginning       $15.21              $1.04
  of Period
Accumulation Unit
  Value at End of          $19.19              $1.07
  Period
Number of
  Accumulation Units
  Outstanding at End     40,508.249          74,489.911
  of Period


APPENDIX D

Definitions

Annuity Date: The date on which the annuitization phase of the policy begins.

Cash Surrender Value: The amount we will pay to the owner if the policy is surrendered on or before the annuity date. The cash surrender value is equal to: the policy value; less any policy fee, and less contingent deferred sales loads and applicable premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.


Contingent Deferred Sales Load: A charge equal to a percentage of premiums withdrawn from the policy that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge on page 26 for the specific percentages.


Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

Fixed Account Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to the fixed account; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, and/or transfers out to the variable account before the annuity date.

General Account: The assets of Transamerica that are not allocated to a separate account.

Guaranteed Interest Rate: The annual effective rate of interest after daily compounding credited to the fixed account.

Policy Anniversary: The anniversary of the policy effective date each year.

Policy Effective Date: The effective date of the policy as shown in the policy.

Policy Value: The sum of the variable accumulated value and the fixed account accumulated value.

Policy Year: A 12-month period starting on the policy effective date and ending with the day before the policy anniversary, and each 12-month period thereafter.




Portfolio: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.


Service Center: Transamerica's Annuity Service Center, at to P.O. Box 3183, Cedar Rapids, Iowa 52406-3183, Charlotte, telephone 877-717-8861.


Status, Qualified and Non-Qualified: The policy has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

Surrender Charge: See Contingent Deferred Sales Load.

Valuation Day: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation Period: The time interval between the closing, which is generally 4:00 p.m. Eastern Time of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-6NY, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 4240 of the New York Insurance Code.

Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Accumulated Value: The total dollar value of all variable accumulation units under the policy before the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

APPENDIX E


Transamerica Life Insurance Company of New York

DISCLOSURE STATEMENT
for Individual Retirement Annuities

The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

Your Transamerica Life Insurance Company of New York's Individual Retirement Annuity, also referred to as a Transamerica Life IRA Policy has been approved as to form by the IRS. In addition, we are using an IRA and a Roth IRA Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the policy and does not represent a determination of the merits of such IRA policy.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Policy in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your policy in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity policy you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997 and the IRS Restructuring and Reform Act of 1998.


The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 2001. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.


Revocation of Your IRA or Roth IRA

You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA policy will be the policy effective date. This seven day calendar period may or may not coincide with the free look period of your policy.


In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at: to P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal to your premium will be returned to you without any adjustment.


Definitions

Code - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

Contributions - Premiums paid to your policy.

Policy - The annuity policy, certificate or policy which you purchased.

Compensation - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

Regular Contributions - In General

As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, also referred to as AGI, above certain levels, as described below in Part II,
Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

IRA PART I: TRADITIONAL IRAs

The rules that apply to a Traditional Individual Retirement Account or Annuity, or IRA or Traditional IRA, and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans, or SEP-IRAs, unless specific rules for SEP-IRAs are stated.

1. Contributions

(a) ______ Regular IRA. Regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA policy. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also
Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.


(b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is:

1.       $2,000; or

2. if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions for such year.

As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

c) ___ Rollover IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plans, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I,
Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, certain hardship withdrawals and distributions of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, are not eligible to be rolled over to an IRA.

If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.
A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includable in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(d) Direct Transfers from another Traditional IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.


(e) Simplified Employee Pension Plan, or SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($170,000 for 2001, adjusted for inflation) or $35,000, even after you attain age 70 1/2. The amount of such contribution is not includable in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:


1.       has worked for the employer for 3 of the last 5 preceding tax years;

2.       is at least age 21; and


3. _______ has received from the employer compensation of at least $450 for the current tax year, adjusted for inflation; is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year of up to $10,500, adjusted for inflation after 2000, subject to the overall limits for SEP-IRA contributions.


Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

(f) Responsibility of the Owner. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

2. Deductibility of Contributions for a Regular IRA

(a) General Rules. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 each, i.e., your combined deductible IRA contribution limit for the tax year could be $4,000.

Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000, even if your spouse was an active participant for such year.

If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

(b) Active Participant. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

(c) Adjusted Gross Income, or AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return, you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:

         Married Filing Jointly     Unmarried

         Taxable      Threshold     Taxable        Threshold
         Year         Level         Year           Level

         2000         $52,000       2000            $32,000
         2001         $53,000       2001            $33,000
         2002         $54,000       2002            $34,000
         2003         $60,000       2003            $40,000
         2004         $65,000       2004            $45,000
         2005         $70,000       2005 and
         2006         $75,000        thereafter     $50,000
         2007 and
              thereafter   $80,000

If you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold


Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal IRAs. You can calculate your Deduction Limit as follows:

10,000 - Excess AGI  X                     Maximum Allowable   =  Deduction
      10,000                Deduction =       Limit

For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

3. Nondeductible Contributions to Regular IRAs

The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

4. Distributions

(a) Required Minimum Distributions, or RMD. Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, but not from any Roth IRA, as long as:

a)       distributions begin when required;

b)       distributions are made at least once a year; and

c) the amount to be distributed is not less than the minimum required under current federal tax law.

If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

1.       your life or the joint lives of you and your beneficiary; or
2. _______ a period not exceeding your life expectancy, as redetermined annually under IRS tables in the income tax regulations, or the joint life expectancy of you and your beneficiary, as redetermined annually, if that beneficiary is your spouse.

Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

If qualifying settlement option payments start before the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the policy as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

1.       December 31 of the year following the year you died; or


2. December 31 of the year in which you would have reached the required beginning date if you had not died.

Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of IRA Distributions. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

   Remaining nondeductible contributions

   Divided by

   Year-end total adjusted Traditional IRA balances

    Multiplied by

    Total distributions for the year

    Equals:

    Nontaxable distributions for the year

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance Company of New York will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income, tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount. Also, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions.

Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

 (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.

Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

The 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.


(c) Failure To Satisfy RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

If you borrow from or pledge your Traditional IRA, or your benefits under the policy, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.





IRA PART II: ROTH IRAs

1. Contributions

(a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA policy. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(d) Transfer Roth IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

(e) Conversion Roth IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(f) Responsibility of the Owner. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance Company of New York does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

2. Deductibility of Contributions

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3. Contribution Limits

Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(a) Regular Roth IRAs. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

(b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of:

1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

2. $2,000, as reduced by the phase-out rules described above for regular Roth IRAs.

A maximum of $4,000 may be contributed to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 in regular Roth IRA contributions can be contributed to either individual's Roth IRA each year.

(c) Rollover Roth IRAs. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

(d) Transfer Roth IRAs. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.

(e) Conversion Roth IRAs. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4. Recharacterization of IRA Contributions

(a) Eligibility. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(b) Election. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(c) Taxation of a Recharacterization. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

For reconversions following a recharacterization, see Publication 590 and Treasury Regulation Section 1.408A-5.

5. Distributions

(a) Required Minimum Distribution, or RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:


1.       December 31 of the year following the year you died; or

2.       December 31 of the year in which you would have reached age 70 1/2.

Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includible in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2, or within 5 years of your first contribution to the Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:

1.       upon your death or disability;  or

2. to pay qualified first-time homebuyer expenses of you or certain family members.

No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

(c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance Company of New York that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6. Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax.

The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.


The 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.


There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% penalty tax, unless some exception to the penalty tax applies to the current Roth IRA distribution, such as age 59 1/2, disability or certain health, education or homebuyer expenses, as described above in this Subsection 6(b).

(c) Failure to Satisfy RMDs Upon Death. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and if at the time of the prohibited transaction, you are under age 59 1/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the policy, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.


IRA PART III: OTHER INFORMATION

(1) Federal Estate and Gift Taxes

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2) Tax Reporting

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3) Vesting

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4) Exclusive Benefit

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.

(5) IRS Publication 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

Please forward, without charge, a copy of the Statement of Additional Information concerning the Transamerica Series(R) Transamerica Classic(R) Variable Annuity issued by Transamerica Life Insurance Company of New York to:

Please print or type and fill in all information:


-------------------------------------------------------------------------
Name

-------------------------------------------------------------------------
Address

-------------------------------------------------------------------------
City/State/Zip

-------------------------------------------------------------------------


Date: ________________________   Signed: ______________________________


Return to Transamerica Life Insurance Company of New York, Annuity Service Center, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                             TRANSAMERICA CLASSIC(R)
                                VARIABLE ANNUITY

                             Separate Account VA-6NY

                                    Issued By
                 Transamerica Life Insurance Company of New York


     This statement of additional information expands upon subjects discussed in the May 1, 2001, prospectus for the Transamerica Classic Variable Annuity ("policy") issued by Transamerica Life Insurance Company of New York ("Transamerica") through Separate Account VA-6NY. You may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance Company of New York, Annuity Service Center, P. O. Box 3183, Cedar Rapids, Iowa 52406-3183 or calling 877-717-8861. Terms used in the current prospectus for the policy are incorporated into this statement.





This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the policy and the portfolios.













                                Dated May 1, 2001



TABLE OF CONTENTS
                                                                                                         Page
THE POLICY ......................................................................................         3
NET INVESTMENT FACTOR ...........................................................................         3
VARIABLE SETTLEMENT OPTION PAYMENTS..............................................................         3
     Variable Annuity Units and Payments.........................................................         3
     Variable Annuity Unit Value.................................................................         3
     Transfers After the Annuity Date............................................................         4
GENERAL PROVISIONS...............................................................................         4
     Non-Participating...........................................................................         4
     Misstatement of Age or Sex..................................................................         4
     Proof of Existence and Age..................................................................         4
     Annuity Data................................................................................         4
     Assignment..................................................................................         4
     Annual Report...............................................................................         5
     Incontestability............................................................................         5
     Entire Policy...............................................................................         5
     Changes in the Policy.......................................................................         5
     Protection of Benefits......................................................................         5
     Delay of Payments...........................................................................         5
     Notices and Directions......................................................................         6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................         6
     Money Market Sub-Account Yield Calculation..................................................         6
     Other Sub-Account Yield Calculations........................................................         6
     Standard Total Return Calculations..........................................................         7
     Adjusted Historical Portfolio Performance Data..............................................         7
     Other Performance Data......................................................................         7
HISTORICAL PERFORMANCE DATA......................................................................         8
     General Limitations.........................................................................         8
     Historical Performance Data.................................................................         8
DISTRIBUTION OF THE POLICY.......................................................................         14
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................         14
STATE REGULATION.................................................................................         14
RECORDS AND REPORTS..............................................................................         14
FINANCIAL STATEMENTS.............................................................................         14
APPENDIX - Accumulation Transfer Formula.........................................................         15


THE POLICY


The following pages provides additional information about the policy which may be of interest to some owners.

NET INVESTMENT FACTOR

For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d):

     Where (a) is:

     The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

     Where (b) is:

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

     Where (c) is:

     The daily mortality and expense risk charge of 0.00329% (1.20% annually) times the number of calendar days in the current valuation period.

     Where (d) is:

     The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

A valuation day is defined as any day that the New York Stock Exchange is open.

VARIABLE SETTLEMENT OPTION PAYMENTS

The variable settlement options provide for payments that fluctuate in dollar amount, based on the investment performance of the elected variable sub-account(s).

Variable Annuity Units and Payments

For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the policy; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below. The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. We may offer assumed interest rates other than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date


After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations (See "Transfers" page 20 of the prospectus). The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. We reserve the right to change this day of the month.


The formula used to determine a transfer after the annuity date can be found in the Appendix to this statement of additional information.

GENERAL PROVISIONS

Non-Participating

The policy is non-participating. No dividends are payable and the policy will not share in our profits or surplus earnings.

Misstatement of Age or Sex

If the age or sex of the annuitant or any other measuring life has been misstated, the settlement option payments under the policy will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

Before making any payment under the policy, we may require proof of the existence and/or proof of the age of an owner and/or an annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the policy.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

No assignment of a policy will be binding on us unless made in writing and given to us at our Service Center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.






Annual Report

At least once each policy year prior to the annuity date, you will be given a report of the current account value allocated to each sub-account of the variable account and the fixed account. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

Each policy is incontestable from the policy effective date.

Entire Policy

We have issued the policy in consideration and acceptance of the payment of the initial premium. All statements you made, as owner, are considered representations and not warranties. We will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the policy when issued.

The group annuity policy has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity policy. You have all rights and benefits under the individual certificate issued under the group policy.

Changes in the Policy

Only two authorized officers of Transamerica, acting together, have the authority to bind us or to make any change in the individual policy or the group policy or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

We may not change or amend the policy, except as provided in the policy, without your consent. However, we may change or amend the policy if such change or amendment is necessary for the policy to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit (including death benefits) under the policy will be subject to any claim or process of law by any creditor.

Delay of Payments

Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in an acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new premiums, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.


We may delay payment of any withdrawal from the fixed account for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 10 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" page 22 of the prospectus.)


Notices and Directions

We will not be bound by any authorization, direction, election or notice which is not received at our Service Center in a form and manner acceptable to us.

Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

In accordance with regulations adopted by the Commission, we are required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

The Commission also permits us to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of premiums) that may be applicable to a policy.


As of December 31, 2000, the 7-Day Money Market sub-account yield was 4.61%.


Other Sub-Account Yield Calculations

We may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                             ----
                        cd


         Where:

         a  =     net investment income earned during the period by the
portfolio attributable to the shares
                  owned by the sub-account.
         b  =     expenses for the sub-account accrued for the period (net of reimbursements).
         c  =     the average daily number of variable accumulation units
outstanding during the period.
         d  =     the maximum offering price per variable accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all policies. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular policy. Contingent deferred sales loads range from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each premium.

Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}  = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = _____________ ending redeemable value of a
                           hypothetical $1,000 payment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion of such period).

All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

We may also disclose "historical" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of policy charges currently in effect.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the policy is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the policy is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

     CTR = {ERV/P}- 1

     Where:
     CTR =        the cumulative total return net of sub-account recurring
charges for the period.
     ERV =        ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or
                  ten-year period at the end of the one, five, or ten-year
period (or fractional portion of the
                  period).
     P =          a hypothetical initial payment of $1,000.

     All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORICAL PERFORMANCE DATA

General Limitations

The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

Historical Performance Data


Charts 3 and 4 below show adjusted historical performance data for the sub-accounts, including adjusted historical performance, for the periods prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policy. These figures are not an indication of the future performance of the sub-accounts.


The date next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio.

Historical Performance Data Charts


1. Average Annual Total Returns since inception of the Sub-Accounts - Assuming surrender

1. Average Annual Total Returns since inception of the Sub-Accounts - Assuming no surrender

Average Annual Total Returns since inception of the Portfolios - Assuming surrender

4. Average Annual Total Returns since inception of the Portfolios - Assuming no surrender



1. ___ Average Annual Total Returns - Assuming surrender, for periods up to 10 years or since inception of the sub-accounts, if less, are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size, but do not reflect deduction of the applicable contingent deferred sales load (maximum of 6% of premiums).



------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

                                                                                                       For the period
                                       For the        For the      For the 5-year                           from
            SUB-ACCOUNT                 1-year     3-year period    period ending   For the 10-year    commencement of
       (date of commencement            period         ending         12/31/00       period ending      operations to
           of operation)                ending        12/31/00                          12/31/00          12/31/00
                                       12/31/00

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Alger American Income &                 -7.76%           NA              NA                NA              20.34%
Growth (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Alliance VP Growth &                    7.20%            NA              NA                NA              12.59%
Income (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Alliance VP Premier Growth             -22.86%           NA              NA                NA              15.06%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Dreyfus VIF - Appreciation              -7.15%           NA              NA                NA              10.24%
Portfolio - Initial Shares
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Dreyfus VIF - Small Cap                 6.62%            NA              NA                NA               7.69%
Portfolio - Initial Shares
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Janus Aspen Series Balanced             -8.75%           NA              NA                NA              15.79%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Janus Aspen Series Worldwide           -21.97%           NA              NA                NA              18.68%
Growth (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MFS(R)Emerging Growth Series            -25.85%           NA              NA                NA              21.30%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MFS(R)Investors Trust Series             -6.65%           NA              NA                NA               6.46%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MFS(R)Research Series                   -11.29%           NA              NA                NA              10.62%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MS UIF Fixed Income                     4.43%            NA              NA                NA               2.84%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MS UIF High Yield                      -16.96%           NA              NA                NA              -2.77%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MS UIF International                   -18.79%           NA              NA                NA               3.30%
Magnum (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

OCC Accumulation Trust                  3.11%            NA              NA                NA               4.48%
Managed (2/8/99)(3)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

OCC Accumulation Trust                  37.09%           NA              NA                NA               6.02%
Small Cap (2/8/99) (1)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Transamerica VIF Growth                -16.06%           NA              NA                NA              18.57%
(2/8/99) (2)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Transamerica VIF Money                  -0.66%           NA              NA                NA               2.39%
Market (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------






2. ___ Average Annual Total Returns - Assuming no surrender for periods up to 10 years or since inception of the sub-accounts, if less, are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and a policy fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of premiums).



------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

                                                                                                       For the period
                                       For the        For the      For the 5-year                           from
            SUB-ACCOUNT                 1-year     3-year period    period ending   For the 10-year    commencement of
       (date of commencement            period         ending         12/31/00       period ending      operations to
           of operation)                ending        12/31/00                          12/31/00          12/31/00
                                       12/31/00

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Alger American Income &                 -2.66%           NA              NA                NA              21.31%
Growth (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Alliance VP Growth &                    12.30%           NA              NA                NA              13.70%
Income (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Alliance VP Premier Growth             -17.76%           NA              NA                NA              16.12%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Dreyfus VIF - Appreciation              -2.05%           NA              NA                NA              11.39%
Portfolio - Initial Shares
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Dreyfus VIF - Small Cap                 11.72%           NA              NA                NA               8.90%
Portfolio - Initial Shares
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Janus Aspen Series Balanced             -3.65%           NA              NA                NA              16.83%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Janus Aspen Series Worldwide           -16.87%           NA              NA                NA              19.68%
Growth (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MFS(R)Emerging Growth Series            -20.75%           NA              NA                NA              22.26%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MFS(R)Investors Trust Series             -1.55%           NA              NA                NA               7.70%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MFS(R)Research Series                    -6.19%           NA              NA                NA              11.76%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MS UIF Fixed Income                     9.53%            NA              NA                NA               4.16%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MS UIF High Yield                      -11.86%           NA              NA                NA              -1.29%
(2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MS UIF International                   -13.69%           NA              NA                NA               4.61%
Magnum (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

OCC Accumulation Trust                  8.21%            NA              NA                NA               5.77%
Managed (2/8/99)(3)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

OCC Accumulation Trust                  42.19%           NA              NA                NA               7.27%
Small Cap (2/8/99) (1)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Transamerica VIF Growth                -10.96%           NA              NA                NA              19.57%
(2/8/99) (2)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Transamerica VIF Money                  4.44%            NA              NA                NA               3.72%
Market (2/8/99)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------






3. ___ TotalAverage Annual Total Returns - Assuming Ridersurrender,Non-standard average annual for periods up to 10 years or since inception of the portfolios, if less, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, a policy fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum 6% of premiums).



------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

                                                                                                       For the period
                                                                                                            from
            SUB-ACCOUNT               For the 1-     For the 3-      For the 5-       For the 10-      commencement of
       (date of commencement         year period    year period      year period      year period         portfolio
          of operation of               ending         ending      ending 12/31/00  ending 12/31/00     operations to
     corresponding portfolio)          12/31/00       12/31/00                                            12/31/00

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
------------------------------------------------------------------------------------------------------------------------

Alger American Income &                -7.76%         20.34%           22.83%           17.07%             14.37%
Growth (11/15/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                    7.20%         12.59%           17.60%             NA               13.68%
Income (1/14/91)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth             -22.86%        15.06%           19.78%             NA               18.61%
(6/26/92)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Appreciation             -7.15%         10.23%           16.28%             NA               15.50%
Portfolio - Initial Shares (4/5/93)

------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Small Cap                 6.62%          7.69%           10.86%           32.46%             31.42%
Portfolio - Initial Shares
(8/31/90)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced            -8.75%         15.79%           16.70%             NA               15.53%
(9/13/93)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide           -21.97%        18.68%           20.99%             NA               20.54%
Growth (9/13/93)
------------------------------------------------------------------------------------------------------------------------
MFS(R)Emerging Growth Series            -25.85%        21.33%           20.11%             NA               21.76%
(7/24/95)
------------------------------------------------------------------------------------------------------------------------
MFS(R)Investors Trust Series            -6.65%          6.46%           14.02%             NA               14.70%
(10/9/95)
------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Series                   -11.29%        10.60%           14.43%             NA               15.21%
(7/26/95)
------------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                     4.43%          2.84%             NA               NA               4.28%
(1/2/97)

------------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                      -16.96%        -2.77%             NA               NA               0.84%
(1/2/97)

------------------------------------------------------------------------------------------------------------------------

MS UIF International                   -18.79%         3.30%             NA               NA               3.97%
Magnum (1/2/97)

------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                  3.11%          4.48%           11.10%           16.47%             15.38%
Managed (8/1/88)(3)

------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                 37.09%          6.02%           11.28%           14.80%             12.20%
Small Cap (8/1/88) (1)

                                    ------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth                -16.06%        18.57%           25.21%           25.18%               NA
(2/26/69) (2)

                                    ------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                 -0.66%           NA               NA               NA               2.39%
Market (1/2/98)

------------------------------------------------------------------------------------------------------------------------






4. ___ TotalAverage Annual Total Returns - Assuming no surrender, for periods up to 10 years or since inception of the portfolios, if less, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per accountannum and a policy fee of $30 per annum adjusted for average account size, but do not reflect deduction of the applicable contingent deferred sales load (maximum 6% of premiums).



------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

                                                                                                       For the period
                                                                                                            from
            SUB-ACCOUNT               For the 1-                                                       commencement of
       (date of commencement         year period      For the      For the 5-year   For the 10-year       portfolio
          of operation of               ending     3-year period    period ending    period ending      operations to
     corresponding portfolio)          12/31/00        ending         12/31/00          12/31/00          12/31/00
                                    12/31/00

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
------------------------------------------------------------------------------------------------------------------------

Alger American Income &                -2.66%         21.31%           23.13%           17.07%             14.37%
Growth (11/15/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                   12.30%         13.70%           17.96%             NA               13.68%
Income (1/14/91)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth             -17.76%        16.12%           20.11%             NA               18.61%
(6/26/92)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Appreciation             -2.05%         11.38%           16.65%             NA               15.50%
Portfolio - Initial Shares (4/5/93)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Small Cap                11.72%          8.90%           11.31%           32.46%             31.42%
Portfolio - Initial Shares
(8/31/90)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced            -3.65%         16.83%           17.07%             NA               15.53%
(9/13/93)

------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide           -16.87%        19.68%           21.30%             NA               20.54%
Growth (9/13/93)
------------------------------------------------------------------------------------------------------------------------
MFS(R)Emerging Growth Series            -20.75%        22.29%           20.43%             NA               22.02%
(7/24/95)
------------------------------------------------------------------------------------------------------------------------
MFS(R)Investors Trust Series            -1.55%          7.70%           14.42%             NA               15.06%
(10/9/95)
------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Series                   -6.19%         11.74%           14.83%             NA               15.54%
(7/26/95)
------------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                     9.53%          4.16%             NA               NA               5.20%
(1/2/97)

------------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                      -11.86%        -1.29%             NA               NA               1.86%
(1/2/97)

------------------------------------------------------------------------------------------------------------------------

MS UIF International                   -13.69%         4.61%             NA               NA               4.91%
Magnum (1/2/97)

------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                  8.21%          5.77%           11.54%           16.47%             15.38%
Managed (8/1/88)(3)

------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                 42.19%          7.27%           11.72%           14.80%             12.20%
Small Cap (8/1/88) (1)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth                -10.96%        19.57%           25.48%           25.18%               NA
(2/26/69) (2)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                  4.44%           NA               NA               NA               3.72%
Market (1/2/98)

------------------------------------------------------------------------------------------------------------------------

Notes:

1. ___ On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. ___ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. _______ On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.



DISTRIBUTION OF THE POLICY

Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the policies under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other policies issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Insurance Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker-dealers to solicit applications for the policies through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the policies may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Under the agreements, applications for policies will be sold by broker-dealers which will receive compensation as described in the prospectus.

The offering of the policies is expected to be continuous and TSSC does not anticipate discontinuing the offering of the policies. However, TSSC reserves the right to discontinue the offering of the policies.


During fiscal years 2000,$36,643,441 $253,526, and 1999, $420,921, in commissions were paid to TSSC as underwriter of Separate Account VA-6NY. No amounts were retained by TSSC. The Separate Account had not commenced operations as of December 31, 1998, therefore no commissions were paid to TSSC. TSSC's expenses related to its role as principal underwriter of variable insurance products are covered by those affiliated insurance companies which issue the contracts. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each premium. This percentage may be up to 5.75% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.





SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policy will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by us or by our Service Center. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS


This Statement of Additional Information contains the financial statements of the sub-accounts of the variable account as of December 31, 2000 and for each of the two years in the period then ended.

The statutory-basis financial statements and schedules for Transamerica as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, included in this statement of additional information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

         Transfers after the annuity date are implemented according to the following formulas:

         (1) Determine the number of units to be transferred from the variable sub-account as follows:
         = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1 AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT) is the dollar amount being transferred from the variable sub-account.

                                      Financial Statements

                                   Separate Account VA-6NY of
                        Transamerica Life Insurance Company of New York -
                              Transamerica Classic Variable Annuity

                                  Year ended December 31, 2000
                               with Report of Independent Auditors

                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                              Financial Statements


                          Year ended December 31, 2000






                                    Contents

Report of Independent Auditors..........................................................................1

Financial Statements

Balance Sheets..........................................................................................2
Statements of Operations................................................................................6
Statements of Changes in Contract Owners' Equity.......................................................10
Notes to Financial Statements..........................................................................16


0012-0124509                                         21



                         Report of Independent Auditors



The Board of Directors and Contract Owners of the Transamerica Classic Variable Annuity,
Transamerica Life Insurance Company of New York


We have audited the accompanying balance sheets of Separate Account VA-6NY of Transamerica Life Insurance Company of New York (comprised of the Premier Growth, Growth and Income, Managed, Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Research, MFS Growth with Income, MFS Emerging Growth, International Magnum, Fixed Income, High Yield, Alger American Income and Growth, Worldwide Growth, Balanced, Appreciation and Small Cap subaccounts), which are available for investment by contract owners of the Transamerica Classic Variable Annuity, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA-6NY of Transamerica Life Insurance Company of New York which are available for investment by contract owners of the Transamerica Classic Variable Annuity at December 31, 2000, and the results of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
February 2, 2001

                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                                 Balance Sheets

                                December 31, 2000




                                                                                Premier       Growth and
                                                                                Growth          Income
                                                                              Subaccount      Subaccount
                                                                             -------------- ----------------
Assets
Cash                                                                         $              $           6
                                                                                       17
Investments in mutual funds, at current market value:
   Alliance Variable Products Series Fund, Inc.:
     Premier Growth Portfolio                                                   1,364,507              -
     Growth and Income Portfolio                                                        -        705,551
   OCC Accumulation Trust:
     Managed Portfolio                                                                  -              -
     Small Cap Portfolio                                                                -              -
   Transamerica Variable Insurance Funds:
     Transamerica VIF Growth Portfolio                                                  -              -
     Transamerica VIF Money Market Portfolio                                            -              -
   MFS Variable Insurance Trust:
     MFS Research Series                                                                -              -
     MFS Growth with Income Series                                                      -              -
     MFS Emerging Growth Series                                                         -              -
   The Universal Institutional Funds, Inc.:
     International Magnum Portfolio                                                     -              -
     Fixed Income Portfolio                                                             -              -
     High Yield Portfolio                                                               -              -
   The Alger American Fund:
     Alger American Income and Growth Portfolio                                         -              -
   Janus Aspen Series:
     Worldwide Growth Portfolio                                                         -              -
     Balanced Portfolio                                                                 -              -
   Dreyfus Variable Investment Fund:
     Appreciation Portfolio                                                             -              -
     Small Cap Portfolio                                                                -              -
                                                                             -------------- ----------------
Total investments in mutual funds                                               1,364,507        705,551
                                                                             -------------- ----------------
Total assets                                                                   $1,364,524       $705,557
                                                                             ============== ================

Liabilities and contract owners' equity Liabilities:
  Contract terminations payable                                              $              $           -
                                                                                        -
                                                                             -------------- ----------------
                                                                             -------------- ----------------
Total liabilities                                                                       -              -

Contract owners' equity:
  Deferred annuity contracts terminable by owners                               1,364,524        705,557
                                                                             -------------- ----------------
                                                                             -------------- ----------------
Total liabilities and contract owners' equity                                  $1,364,524       $705,557
                                                                             ============== ================


  See accompanying notes.





                                                          Transamerica                        MFS Growth
                                         Transamerica       VIF Money       MFS Research     with Income
Managed Subaccount      Small Cap         VIF Growth         Market          Subaccount       Subaccount
                       Subaccount         Subaccount       Subaccount
------------------- ------------------ ----------------- ---------------- ----------------- ---------------

    $    -           $         -       $            22    $         1     $           4     $         19


         -                     -                   -                -                 -                -
         -                     -                   -                -                 -                -

       983                     -                   -                -                 -                -
         -                33,747                   -                -                 -                -

         -                     -           1,313,266                -                 -                -
         -                     -                   -           85,473                 -                -

         -                     -                   -                -           246,609                -
         -                     -                   -                -                 -          483,830
         -                     -                   -                -                 -                -

         -                     -                   -                -                 -                -
         -                     -                   -                -                 -                -
         -                     -                   -                -                 -                -

         -                     -                   -                -                 -                -

         -                     -                   -                -                 -                -
         -                     -                   -                -                 -                -

         -                     -                   -                -                 -                -
         -                     -                   -                -                 -                -
------------------- ------------------ ----------------- ---------------- ----------------- ---------------
       983                33,747           1,313,266           85,473           246,609          483,830
------------------- ------------------ ----------------- ---------------- ----------------- ---------------
      $983               $33,747          $1,313,288          $85,474          $246,613         $483,849
=================== ================== ================= ================ ================= ===============



    $    -           $         -       $              -   $         -     $           -     $           -
------------------- ------------------ ----------------- ---------------- ----------------- ---------------
------------------- ------------------ ----------------- ---------------- ----------------- ---------------
         -                     -                   -                -                 -                -


       983                33,747           1,313,288           85,474           246,613          483,849
------------------- ------------------ ----------------- ---------------- ----------------- ---------------
------------------- ------------------ ----------------- ---------------- ----------------- ---------------
      $983               $33,747          $1,313,288          $85,474          $246,613         $483,849
=================== ================== ================= ================ ================= ===============


                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                           Balance Sheets (continued)




                                                                          MFS Emerging
                                                                             Growth        International
                                                                           Subaccount          Magnum
                                                                                             Subaccount
                                                                         ---------------- -----------------
Assets
Cash                                                                     $           -    $         -
Investments in mutual funds, at current market value:
   Alliance Variable Products Series Fund, Inc.:
     Premier Growth Portfolio                                                       -               -
     Growth and Income Portfolio                                                    -               -
   OCC Accumulation Trust:
     Managed Portfolio                                                              -               -
     Small Cap Portfolio                                                            -               -
   Transamerica Variable Insurance Funds:
     Transamerica VIF Growth Portfolio                                              -               -
     Transamerica VIF Money Market Portfolio                                        -               -
   MFS Variable Insurance Trust:
     MFS Research Series                                                            -               -
     MFS Growth with Income Series                                                  -               -
     MFS Emerging Growth Series                                               504,387               -
   The Universal Institutional Funds, Inc.:
     International Magnum Portfolio                                                 -          41,559
     Fixed Income Portfolio                                                         -               -
     High Yield Portfolio                                                           -               -
   The Alger American Fund:
     Alger American Income and Growth Portfolio                                     -               -
   Janus Aspen Series:
     Worldwide Growth Portfolio                                                     -               -
     Balanced Portfolio                                                             -               -
   Dreyfus Variable Investment Fund:
     Appreciation Portfolio                                                         -               -
     Small Cap Portfolio                                                            -               -
                                                                         ---------------- -----------------
Total investments in mutual funds                                             504,387          41,559
                                                                         ---------------- -----------------
Total assets                                                                 $504,387         $41,559
                                                                         ================ =================

Liabilities and contract owners' equity Liabilities:
  Contract terminations payable                                          $         11     $         -
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
Total liabilities                                                                   -               -

Contract owners' equity:
  Deferred annuity contracts terminable by owners                             504,376          41,559
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
Total liabilities and contract owners' equity                                $504,387         $41,559
                                                                         ================ =================

See accompanying notes.



                                       Alger
                                     American
  Fixed Income                      Income and      Worldwide
   Subaccount       High Yield        Growth         Growth         Balanced      Appreciation      Small Cap
                    Subaccount      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
----------------- ---------------- -------------- -------------- --------------- ---------------- ---------------

$           -     $         -      $           9  $              $               $           2    $           7
                                                             -              9


          -                 -                -               -              -               -                -
          -                 -                -               -              -               -                -

          -                 -                -               -              -               -                -
          -                 -                -               -              -               -                -

          -                 -                -               -              -               -                -
          -                 -                -               -              -               -                -

          -                 -                -               -              -               -                -
          -                 -                -               -              -               -                -
          -                 -                -               -              -               -                -

          -                 -                -               -              -               -                -
    139,775                 -                -               -              -               -                -
          -            67,123                -               -              -               -                -

          -                 -          779,283               -              -               -                -

          -                 -                -       1,178,786              -               -                -
          -                 -                -               -      1,584,056               -                -

          -                 -                -               -              -         473,872                -
          -                 -                -               -              -               -          422,805
----------------- ---------------- -------------- -------------- --------------- ---------------- ---------------
    139,775            67,123          779,283       1,178,786      1,584,056         473,872          422,805
----------------- ---------------- -------------- -------------- --------------- ---------------- ---------------
   $139,775           $67,123         $779,292      $1,178,786     $1,584,065        $473,874         $422,812
================= ================ ============== ============== =============== ================ ===============



$           -     $         -      $           -  $              $               $           -    $           -
                                                             -              -
----------------- ---------------- -------------- -------------- --------------- ---------------- ---------------
----------------- ---------------- -------------- -------------- --------------- ---------------- ---------------



    139,775            67,123          779,292       1,178,786      1,584,065         473,874          422,812
----------------- ---------------- -------------- -------------- --------------- ---------------- ---------------
----------------- ---------------- -------------- -------------- --------------- ---------------- ---------------
   $139,775           $67,123         $779,292      $1,178,786     $1,584,065        $473,874         $422,812
================= ================ ============== ============== =============== ================ ===============


                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                            Statements of Operations

                          Year ended December 31, 2000




                                                                                 Premier        Growth and
                                                                                  Growth          Income
                                                                                Subaccount      Subaccount
                                                                              --------------- ---------------
Net investment income (loss) Income:
   Dividends                                                                    $   76,649        $40,323
Expenses:
   Administrative, mortality and expense risk charges                               19,926          8,263
                                                                              --------------- ---------------
Net investment income (loss)                                                        56,723         32,060

Net realized and unrealized capital gain (loss) from investments Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                             135,617         44,900
   Cost of investments sold                                                        122,884         43,978
                                                                              --------------- ---------------
Net realized capital gain (loss) from sales of investments                          12,733            922

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                         176,706            424
   End of the period                                                              (175,333)        42,131
                                                                              --------------- ---------------
Net change in unrealized appreciation/depreciation of investments                 (352,039)        41,707
                                                                              --------------- ---------------
Net realized and unrealized capital gain (loss) from investments                  (339,306)        42,629
                                                                              --------------- ---------------
Increase (decrease) from operations                                              $(282,583)       $74,689
                                                                              =============== ===============


See accompanying notes.






                                                          Transamerica                        MFS Growth
                                      Transamerica VIF      VIF Money       MFS Research     with Income
Managed Subaccount     Small Cap      Growth Subaccount      Market          Subaccount       Subaccount
                       Subaccount                          Subaccount
------------------- ----------------- ------------------ ---------------- ----------------- ---------------


 $       86           $     130           $ 131,330          $  4,480          $ 15,462         $ 6,025

         41                 358              16,382             1,123             3,384           6,592
------------------- ----------------- ------------------ ---------------- ----------------- ---------------
         45                (228)            114,948             3,357            12,078            (567)



     19,746              10,336              65,643            55,009            21,253          31,633
     20,067              10,199              56,189            55,009            19,498          31,547
------------------- ----------------- ------------------ ---------------- ----------------- ---------------
       (321)                137               9,454                 -             1,755              86


        301                (464)            126,848                 -            21,404          15,671
         22               9,344            (182,716)                -            (9,883)          8,291
------------------- ----------------- ------------------ ---------------- ----------------- ---------------
       (279)              9,808            (309,564)                -           (31,287)         (7,380)
------------------- ----------------- ------------------ ---------------- ----------------- ---------------
       (600)              9,945            (300,110)                -           (29,532)         (7,294)
------------------- ----------------- ------------------ ---------------- ----------------- ---------------
  $    (555)           $  9,717           $(185,162)         $  3,357          $(17,454)       $ (7,861)
=================== ================= ================== ================ ================= ===============

                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                      Statements of Operations (continued)




                                                                            MFS Emerging
                                                                               Growth       International
                                                                             Subaccount         Magnum
                                                                                              Subaccount
                                                                           --------------- -----------------
Net investment income (loss) Income:
   Dividends                                                                 $   25,843        $ 1,322
Expenses:
   Administrative, mortality and expense risk charges                             6,509            514
                                                                           --------------- -----------------
Net investment income (loss)                                                     19,334            808

Net realized and unrealized capital gain (loss) from investments Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                           14,416          6,373
   Cost of investments sold                                                      13,366          6,294
                                                                           --------------- -----------------
Net realized capital gain (loss) from sales of investments                        1,050             79

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                       77,498          3,037
   End of the period                                                            (76,420)        (2,862)
                                                                           --------------- -----------------
Net change in unrealized appreciation/depreciation of investments              (153,918)        (5,899)
                                                                           --------------- -----------------
Net realized and unrealized capital gain (loss) from investments               (152,868)        (5,820)
                                                                           --------------- -----------------
Increase (decrease) from operations                                           $(133,534)       $(5,012)
                                                                           =============== =================



See accompanying notes.




                                     Alger
                                    American
  Fixed Income                     Income and      Worldwide
   Subaccount      High Yield        Growth          Growth        Balanced       Appreciation      Small Cap
                   Subaccount      Subaccount      Subaccount     Subaccount       Subaccount       Subaccount
----------------- -------------- --------------- --------------- -------------- ----------------- ---------------


    $ 8,195          $ 8,757         $146,824      $   90,735       $170,472        $  8,405          $187,889

      1,678              998            9,007          14,417         20,255           6,156             4,148
----------------- -------------- --------------- --------------- -------------- ----------------- ---------------
      6,517            7,759          137,817          76,318        150,217           2,249           183,741



     21,215            8,021           26,717          28,132        109,196          54,507            34,757
     21,941            8,438           27,421          25,437        107,092          53,177            30,010
----------------- -------------- --------------- --------------- -------------- ----------------- ---------------
       (726)            (417)            (704)          2,695          2,104           1,330             4,747


     (4,570)          (3,090)          77,400         184,235        116,190          11,395            15,700
      1,383          (19,316)         (92,141)       (138,122)       (92,972)            652          (144,167)
----------------- -------------- --------------- --------------- -------------- ----------------- ---------------
      5,953          (16,226)        (169,541)       (322,357)      (209,162)        (10,743)         (159,867)
----------------- -------------- --------------- --------------- -------------- ----------------- ---------------
      5,227          (16,643)        (170,245)       (319,662)      (207,058)         (9,413)         (155,120)
----------------- -------------- --------------- --------------- -------------- ----------------- ---------------
    $11,744         $ (8,884)       $ (32,428)      $(243,344)     $ (56,841)       $ (7,164)        $  28,621
================= ============== =============== =============== ============== ================= ===============

                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                Statements of Changes in Contract Owners' Equity

              Year ended December 31, 2000 and period from February
                  5, 1999 (commencement of operations) through
                                December 31, 1999



                                               Premier Growth Subaccount           Growth and Income
                                                                                      Subaccount
                                              -------------- -------------    ------------- --------------
                                                  2000           1999             2000          1999
                                              -------------- -------------    ------------- --------------
  Operations:
    Net investment income (loss)              $     56,723   $                 $  32,060    $    4,817
                                                                  (2,699)
    Net realized capital gain (loss)               12,733            793             922           172
    Net change in unrealized appreciation/
       depreciation of investments               (352,039)       176,706          41,707           424
                                              -------------- -------------    ------------- --------------
  Increase (decrease) from operations            (282,583)       174,800          74,689         5,413

  Contract transactions:
    Net contract purchase payments                454,419      1,074,039         166,538       440,636
    Transfer payments from (to) other
       subaccounts or general account              25,933         36,051          16,381        23,512
    Contract terminations, withdrawals, and
       other deductions                          (114,541)        (3,594)        (20,776)         (836)
                                              -------------- -------------    ------------- --------------
  Increase (decrease) from contract               365,811      1,106,496         162,143       463,312
    transactions
                                              -------------- -------------    ------------- --------------
  Net increase in contract owners' equity          83,228      1,281,296         236,832       468,725

  Contract owners' equity:
    Beginning of the period                     1,281,296              -         468,725             -
                                              -------------- -------------    ------------- --------------
    End of the period                          $1,364,524     $1,281,296        $705,557      $468,725
                                              ============== =============    ============= ==============



See accompanying notes.




                                                                                           Transamerica VIF Money
          Managed                     Small Cap              Transamerica VIF Growth          Market Subaccount
        Subaccount                    Subaccount                   Subaccount
                                                                                          --------------------------
---------------- -----------    ----------- -----------     ------------- ------------
     2000           1999           2000        1999             2000         1999            2000         1999
---------------- -----------    ----------- -----------     ------------- ------------    ----------- --------------

$       45       $    (143)     $    (228)  $    (58)       $   114,948    $   (2,555)     $  3,357    $     529
      (321)             17            137        (20)             9,454           139             -            -

      (279)            301          9,808       (464)          (309,564)      126,848             -            -
---------------- -----------    ----------- -----------     ------------- ------------    ----------- --------------
      (555)            175          9,717       (542)          (185,162)      124,432         3,357          529


         1          21,068         21,297      9,661            737,206       638,463        24,710       94,581

   (19,644)              -         (6,386)         -             34,707        18,522        15,157      (15,304)

       (62)              -              -          -            (50,991)       (3,889)      (37,556)           -
---------------- -----------    ----------- -----------     ------------- ------------    ----------- --------------
   (19,705)         21,068         14,911      9,661            720,922       653,096         2,311       79,277
---------------- -----------    ----------- -----------     ------------- ------------    ----------- --------------
   (20,260)         21,243         24,628      9,119            535,760       777,528         5,668       79,806


    21,243               -          9,119          -            777,528             -        79,806            -
---------------- -----------    ----------- -----------     ------------- ------------    ----------- --------------
 $     983         $21,243        $33,747     $9,119         $1,313,288      $777,528       $85,474      $79,806
================ ===========    =========== ===========     ============= ============    =========== ==============


                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)




                                                MFS Research Subaccount             MFS Growth with
                                                                                   Income Subaccount
                                               ------------- -------------    ------------- --------------
                                                   2000          1999             2000          1999
                                               ------------- -------------    ------------- --------------
  Operations:
    Net investment income (loss)                $  12,078    $      (149)     $      (567)  $     (1,527)
    Net realized capital gain (loss)                1,755         2,225               86            94
    Net change in unrealized appreciation/
       depreciation of investments                (31,287)       21,404           (7,380)       15,671
                                               ------------- -------------    ------------- --------------
  Increase (decrease) from operations             (17,454)       23,480           (7,861)       14,238

  Contract transactions:
    Net contract purchase payments                 86,122       212,205           53,055       385,690
    Transfer payments from (to) other
       subaccounts or general account              10,915         3,733           20,566        22,471
    Contract terminations, withdrawals, and
       other deductions                            (9,752)      (62,636)          (4,310)            -
                                               ------------- -------------    ------------- --------------
  Increase (decrease) from contract                87,285       153,302           69,311       408,161
    transactions
                                               ------------- -------------    ------------- --------------
  Net increase in contract owners' equity          69,831       176,782           61,450       422,399

  Contract owners' equity:
    Beginning of the period                       176,782             -          422,399             -
                                               ------------- -------------    ------------- --------------
    End of the period                            $246,613      $176,782         $483,849      $422,399
                                               ============= =============    ============= ==============



See accompanying notes.





   MFS Emerging Growth         International Magnum       Fixed Income Subaccount            High Yield
        Subaccount                  Subaccount                                               Subaccount
---------------------------    ----------------------     ------------------------    -------------------------
    2000          1999           2000       1999             2000        1999            2000         1999
-------------- ------------    --------- ------------     ----------- ------------    ------------ ------------

$  19,334      $   (1,011)     $         $       39       $    6,517   $  3,830         $  7,759   $  5,216
                                     808
    1,050           6,829             79        113             (726)       (19)            (417)        19

 (153,918)         77,498         (5,899)     3,037            5,953     (4,570)         (16,226)    (3,090)
-------------- ------------    --------- ------------     ----------- ------------    ------------ ------------
 (133,534)         83,316         (5,012)     3,189           11,744       (759)          (8,884)     2,145


  359,914         204,235         19,108     16,779           34,509     91,476            3,473     71,259

   39,298           5,502         14,200       (839)          12,978      9,107            4,664      1,944

   (9,052)        (45,303)        (5,866)         -          (19,280)         -           (7,235)      (243)
-------------- ------------    --------- ------------     ----------- ------------    ------------ ------------
  390,160         164,434         27,442     15,940           28,207    100,583              902     72,960
-------------- ------------    --------- ------------     ----------- ------------    ------------ ------------
  256,626         247,750         22,430     19,129           39,951     99,824           (7,982)    75,105


  247,750               -         19,129          -           99,824          -           75,105          -
-------------- ------------    --------- ------------     ----------- ------------    ------------ ------------
 $504,376        $247,750        $41,559    $19,129         $139,775    $99,824          $67,123    $75,105
============== ============    ========= ============     =========== ============    ============ ============

                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)




                                               Alger American Income and      Worldwide Growth Subaccount
                                                        Growth Subaccount
                                               ------------- -------------    ------------- --------------
                                                   2000          1999             2000          1999
                                               ------------- -------------    ------------- --------------
  Operations:
    Net investment income (loss)                 $137,817    $       848      $     76,318  $     (2,719)
    Net realized capital gain (loss)                 (704)         1,904            2,695        1,095
    Net change in unrealized appreciation/
       depreciation of investments               (169,541)        77,400         (322,357)     184,235
                                               ------------- -------------    ------------- --------------
  Increase (decrease) from operations             (32,428)        80,152         (243,344)     182,611

  Contract transactions:
    Net contract purchase payments                422,006        285,454          724,005      489,707
    Transfer payments from (to) other
       subaccounts or general account              29,967         11,754           32,636        1,108
    Contract terminations, withdrawals, and
       other deductions                           (17,536)           (77)          (4,220)      (3,717)
                                               ------------- -------------    ------------- --------------
  Increase (decrease) from contract               434,437        297,131          752,421      487,098
    transactions
                                               ------------- -------------    ------------- --------------
  Net increase in contract owners' equity         402,009        377,283          509,077      669,709

  Contract owners' equity:
    Beginning of the period                       377,283              -          669,709            -
                                               ------------- -------------    ------------- --------------
    End of the period                            $779,292       $377,283       $1,178,786     $669,709
                                               ============= =============    ============= ==============



See accompanying notes.










                 Balanced                     Appreciation                  Small Cap
                Subaccount                     Subaccount                   Subaccount
        ----------------------------    -------------------------    -------------------------
            2000           1999            2000         1999             2000         1999
        -------------- -------------    ------------ ------------    ------------- -----------

        $   150,217    $                $    2,249   $    1,786        $183,741    $
                             9,208                                                       (557)
              2,104          1,145           1,330          905           4,747           137

           (209,162)       116,190         (10,743)      11,395        (159,867)       15,700
        -------------- -------------    ------------ ------------    ------------- -----------
            (56,841)       126,543          (7,164)      14,086          28,621        15,280


            522,708      1,026,969         116,984      356,304         240,098       159,475

             17,170         16,895           2,775       13,089           5,365         1,538

            (68,142)        (1,237)        (20,558)      (1,642)        (27,309)         (256)
        -------------- -------------    ------------ ------------    ------------- -----------
            471,736      1,042,627          99,201      367,751         218,154       160,757
        -------------- -------------    ------------ ------------    ------------- -----------
            414,895      1,169,170          92,037      381,837         246,775       176,037


          1,169,170              -         381,837            -         176,037             -
        -------------- -------------    ------------ ------------    ------------- -----------
         $1,584,065     $1,169,170        $473,874     $381,837        $422,812      $176,037
        ============== =============    ============ ============    ============= ===========


                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                          Notes to Financial Statements

                                December 31, 2000




1. Organizational and Summary of Significant Accounting Policies

Organization

Separate Account VA-6NY of Transamerica Life Insurance Company of New York (the "Mutual Fund Account") is a segregated investment account of Transamerica Life Insurance Company of New York ("Transamerica Life"), a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company, an indirect wholly-owned subsidiary of Transamerica Corporation. During 1999, Transamerica Corporation was merged with an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund consists of seventeen portfolios, two of which are invested in specified portfolios of the Alliance Variable Products Series Fund, Inc., two of which are invested in specified portfolios of the OCC Accumulation Trust, two of which are invested in specified portfolios of the Transamerican Variable Insurance Funds, three of which are invested in the MFS Variable Insurance Trust, three of which are invested in specified portfolios of the Universal Institutional Funds, Inc., one of which is invested in the Alger American Income and Growth Portfolio of the Alger American Fund, two of which are invested in specified portfolios of the Janus Aspen Series, and two of which are invested in specified portfolios of the Dreyfus Variable Investment Fund (each a "Series Fund" and collectively the "Series Funds"). Activity in these seventeen subaccounts is available to contract owners of the Transamerica Classic Variable Annuity, offered by Transamerica Life.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2000.

Prior to December 6, 2000, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of specific identification. Subsequent to this date, such gains and losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of December 6, 2000 as the opening cost for purposes of the first-in, first-out basis. This change has no effect on "net realized and unrealized capital gains (loss) from investments" and "increase (decrease) from operations" as reported in the Statements of Operations.

                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                    Notes to Financial Statements (continued)



1. Organizational and Summary of Significant Accounting Policies (continued)

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                                                 Net Asset
                                              Number of Shares   Value Per       Market
                                                    Held           Share         Value           Cost
                                             ---------------------------------------------------------------

   Alliance Variable Products Series Fund,
     Inc.:
     Premier Growth Portfolio                    42,574.311        $32.05       $1,364,507      $1,539,840
     Growth and Income Portfolio                 30,477.354         23.15          705,551         663,420
   OCC Accumulation Trust:
     Managed Portfolio                               22.744         43.20              983             961
     Small Cap Portfolio                          1,046.414         32.25           33,747          24,403
   Transamerica Variable Insurance Funds:
     Transamerica VIF Growth Portfolio           60,296.895         21.78        1,313,266       1,495,982
     Transamerica VIF Money Market Portfolio
                                                 85,473.460          1.00           85,473          85,473
   MFS Variable Insurance Trust:
     MFS Research Series                         11,856.216         20.80          246,609         256,492
     MFS Growth with Income Series               23,028.536         21.01          483,830         475,539
     MFS Emerging Growth Series                  17,489.154         28.84          504,387         580,807
   The Universal Institutional Funds, Inc.:
     International Magnum Portfolio               3,527.922         11.78           41,559          44,421
     Fixed Income Portfolio                      13,299.261         10.51          139,775         138,392
     High Yield Portfolio                         8,432.525          7.96           67,123          86,439
   The Alger American Fund:
     Alger American Income and Growth
       Portfolio                                 58,769.448         13.26          779,283         871,424
   Janus Aspen Series:
     Worldwide Growth Portfolio                  31,876.313         36.98        1,178,786       1,316,908
     Balanced Portfolio                          65,160.682         24.31        1,584,056       1,677,028
   Dreyfus Variable Investment Fund:
     Appreciation Portfolio                      12,178.664         38.91          473,872         473,220
     Small Cap                                   10,491.439         40.30          422,805         566,972




                           Separate Account VA-6NY of
                                 Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                    Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                Period ended December 31
                                                         2000                             1999
                                            -----------------------------------------------------------------
                                               Purchases         Sales          Purchases         Sales
                                            -----------------------------------------------------------------

   Alliance Variable Products Series Fund,
     Inc.:
     Premier Growth Portfolio                    $558,083        $135,617        $1,115,244       $11,396
     Growth and Income Portfolio                  239,106          44,900           472,696         4,575
   OCC Accumulation Trust:
     Managed Portfolio                                 87          19,746            31,543        10,619
     Small Cap Portfolio                           25,021          10,336            10,143           542
   Transamerica Variable Insurance Funds:
     Transamerica VIF Growth Portfolio            901,434          65,643           657,832         7,234
     Transamerica VIF Money Market Portfolio
                                                   60,781          55,009            95,264        15,563
   MFS Variable Insurance Trust:
     MFS Research Series                          120,615          21,253           223,089        69,939
     MFS Growth with Income Series                100,365          31,633           408,559         1,932
     MFS Emerging Growth Series                   423,892          14,416           217,114        53,692
   The Universal Institutional Funds, Inc.:
     International Magnum Portfolio                34,623           6,373            16,948           969
     Fixed Income Portfolio                        55,941          21,215           105,144           732
     High Yield Portfolio                          16,684           8,021            78,979           804
   The Alger American Fund:
     Alger American Income and Growth
       Portfolio                                  598,939          26,717           307,437         9,435
   Janus Aspen Series:
     Worldwide Growth Portfolio                   856,778          28,132           492,391         7,919
     Balanced Portfolio                           731,091         109,196         1,063,136        11,252
   Dreyfus Variable Investment Fund:
     Appreciation Portfolio                       155,960          54,507           379,310         2,410
     Small Cap Portfolio                          436,645          34,757           161,266         8,433



                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31,
2000 follows:
                                                                                            Total Contract
                                                         Accumulation       Accumulation         Value
                     Subaccount                           Units Owned        Unit Value
------------------------------------------------------ ------------------ ----------------- ----------------

   Premier Growth                                          87,795.049       $15.542147         $1,364,524
   Growth and Income                                       48,117.061        14.663338            705,557
   Managed                                                     83.099        11.823838                983
   Small Cap                                                2,731.482        12.354900             33,747
   Transamerica VIF Growth                                 76,781.859        17.104148          1,313,288
   Transamerica VIF Money Market                           76,429.869         1.118327             85,474
   MFS Research                                            17,661.024        13.963659            246,613
   MFS Growth with Income                                  38,695.986        12.503865            483,849
   MFS Emerging Growth                                     27,598.065        18.275758            504,376
   International Magnum                                     3,636.106        11.429448             41,559
   Fixed Income                                            12,399.507        11.272635            139,775
   High Yield                                               6,982.138         9.613497             67,123
   Alger American Income and Growth                        43,368.799        17.968954            779,292
   Worldwide Growth                                        69,014.111        17.080363          1,178,786
   Balanced                                                99,242.284        15.961596          1,584,065
   Appreciation                                            34,517.733        13.728429            473,874
   Small Cap                                               32,524.358        12.999867            422,812

A summary of changes in contract owners' account units follows:

                            Premier Growth Growth and
                                              Subaccount         Income          Managed        Small Cap
                                                               Subaccount      Subaccount       Subaccount
                                            ---------------- --------------- ---------------- ---------------

Units outstanding at February 5, 1999                 -                -              -                 -
Units purchased                                  65,868           34,163          1,945             1,050
Units redeemed and transferred                    1,991            1,758              -                 -
                                            ---------------- --------------- ---------------- ---------------
Units outstanding at December 31, 1999
                                                 67,859           35,921          1,945             1,050
Units purchased                                  26,401           12,019              -             2,024
Units redeemed and transferred                   (6,465)             177         (1,862)             (343)
                                            ---------------- --------------- ---------------- ---------------
Units outstanding at December 31, 2000
                                                 87,795           48,117             83             2,731
                                            ================ =============== ================ ===============


                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                              Transamerica                      MFS Growth
                                            Transamerica       VIF Money       MFS Research    with Income
                                             VIF Growth          Market         Subaccount      Subaccount
                              Subaccount Subaccount
                                           ---------------- ----------------- --------------- ---------------

Units outstanding at February 5, 1999                -                -                 -               -
Units purchased                                 39,600           88,870            16,453          31,452
Units redeemed and transferred                     908          (14,380)           (4,567)          1,833
                                           ---------------- ----------------- --------------- ---------------
Units outstanding at December 31, 1999
                                                40,508           74,490            11,886          33,285
Units purchased                                 40,619           22,568             5,973           4,212
Units redeemed and transferred                  (4,345)         (20,628)             (198)          1,199
                                           ---------------- ----------------- --------------- ---------------
Units outstanding at December 31, 2000
                                                76,782           76,430            17,661          38,696
                                           ================ ================= =============== ===============

                                            MFS Emerging
                                               Growth        International     Fixed Income
                                             Subaccount          Magnum         Subaccount      High Yield
                                                               Subaccount                       Subaccount
                                           ---------------- ----------------- --------------- ---------------

Units outstanding at February 5, 1999                -                -                 -               -
Units purchased                                 13,355            1,522             8,827           6,731
Units redeemed and transferred                  (2,603)             (76)              879             161
                                           ---------------- ----------------- --------------- ---------------
Units outstanding at December 31, 1999
                                                10,752            1,446             9,706           6,892
Units purchased                                 17,422            1,550             3,202             339
Units redeemed and transferred                    (576)             640              (508)           (249)
                                           ---------------- ----------------- --------------- ---------------
Units outstanding at December 31, 2000
                                                27,598            3,636            12,400           6,982
                                           ================ ================= =============== ===============


                           Separate Account VA-6NY of
                Transamerica Life Insurance Company of New York -
                      Transamerica Classic Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                         Alger
                                        American
                                       Income and      Worldwide
                                         Growth          Growth         Balanced      Appreciation      Small Cap
                                       Subaccount      Subaccount      Subaccount      Subaccount       Subaccount
                                     --------------- --------------- --------------- ---------------- ---------------
Units outstanding at February 5,
   1999                                        -               -               -               -                -
Units purchased                           19,646          32,800          69,570          26,416           15,019
Units redeemed and transferred               808            (175)          1,061             849              120
                                     --------------- --------------- --------------- ---------------- ---------------
Units outstanding at December 31,
   1999                                   20,454          32,625          70,631          27,265           15,139
Units purchased                           23,178          38,503          32,152           8,436           19,498
Units redeemed and transferred              (263)         (2,114)         (3,541)         (1,183)          (2,113)
                                     --------------- --------------- --------------- ---------------- ---------------
Units outstanding at December 31,
   2000                                   43,369          69,014          99,242          34,518           32,524
                                     =============== =============== =============== ================ ===============


4. Administrative, Mortality and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract, which will commence on the first policy anniversary of each contract owner's account. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts an administrative expense from each subaccount on a daily basis, which on an annual basis is equal to .15% of the daily net asset value of the subaccount. This rate is guaranteed not to exceed .35%.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. This charge is equal to an effective annual rate of 1.20% of the value of the contract owner's individual subaccount.


5. Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to Transamerica Life.

                             Financial Statements - Statutory Basis

                         Transamerica Life Insurance Company of New York

                          Years ended December 31, 2000, 1999 and 1998
                               with Report of Independent Auditors

                 Transamerica Life Insurance Company of New York

                      Financial Statements-Statutory Basis



                  Years ended December 31, 2000, 1999 and 1998




                                    Contents

Report of Independent Auditors.............................................1

Audited Financial Statements

Balance Sheets - Statutory Basis...........................................3
Statements of Operations - Statutory Basis.................................5
Statements of Changes in Capital and Surplus - Statutory Basis.............7
Statements of Cash Flow - Statutory Basis..................................8
Notes to Financial Statements - Statutory Basis...........................10

Statutory-Basis Financial Statement Schedules

Schedule I - Summary of Investments - Other Than Investments in
   Related Parties........................................................26
Schedule III - Supplementary Insurance Information........................27
Schedule IV - Reinsurance.................................................29

2
0101-0133895





                         Report of Independent Auditors

Board of Directors
Transamerica Life Insurance Company of New York

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company of New York, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company of New York at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the New York Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



Des Moines, Iowa
March 14, 2001

                 Transamerica Life Insurance Company of New York

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)


                                                                                   December 31
                                                                             2000              1999
                                                                       ------------------------------------

Admitted assets Cash and invested assets:
   Bonds                                                                    $   930,784      $   764,615
   Real estate                                                                        -              323
   Policy loans                                                                  19,302           14,398
   Cash and short-term investments                                               26,966           40,120
   Receivable for securities sold                                                     -            3,574
                                                                       ------------------------------------
Total cash and invested assets                                                  977,052          823,030

Accrued investment income                                                        16,712           14,577
Receivable from affiliates                                                            -            2,840
Premiums deferred and uncollected                                                   564              742
Transfers from separate accounts due or accrued                                  23,717           22,048
Reinsurance balances recoverable                                                  2,465            3,240
Federal income tax recoverable                                                      573                -
Separate account assets                                                         595,079          587,827










                                                                       ------------------------------------
Total admitted assets                                                        $1,616,162       $1,454,304
                                                                       ====================================




9
0101-0133895






                                                                                   December 31
                                                                             2000              1999
                                                                       ------------------------------------

Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                   $   170,694      $   134,786
     Annuity                                                                    754,544          620,601
     Accident and health                                                             50              249
   Policy and contract claim reserves:
     Life                                                                         7,243            2,684
   Other policyholders' funds                                                       608            1,051
   Remittances and items not allocated                                           47,176            9,614
   Asset valuation reserve                                                        6,188            4,107
   Interest maintenance reserve                                                       -              711
   Funds held under coinsurance                                                       -           27,709
   Payable for securities                                                             -            9,043
   Federal income taxes payable                                                       -            1,750
   Other liabilities                                                              9,110            3,763
   Separate account liabilities                                                 595,079          587,827
                                                                       ------------------------------------
                                                                       ------------------------------------
Total liabilities                                                             1,590,692        1,403,896

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $1,000 par value, 2,000,000 authorized                           2,000            2,000
   Paid-in surplus                                                               83,920           83,920
   Unassigned surplus (deficit)                                                 (60,450)         (35,512)
                                                                       ------------------------------------
Total capital and surplus                                                        25,470           50,408
                                                                       ------------------------------------
Total liabilities and capital and surplus                                    $1,616,162       $1,454,304
                                                                       ====================================


See accompanying notes.



                 Transamerica Life Insurance Company of New York

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                       Year ended December 31
                                                                2000            1999            1998
                                                          -------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
      Life                                                     $  22,058       $  13,133       $  13,337
      Annuity                                                    265,288         327,310         251,085
      Accident and health                                             72             430             326
   Net investment income                                          64,204          48,557          36,867
   Amortization of interest maintenance reserve                     (206)            286             311
   Commissions and expense allowances on reinsurance ceded
                                                                   1,515           4,221           4,934
   Separate account fee income                                     8,599           7,922           5,863
   Other income                                                    3,078             201              75
                                                          -------------------------------------------------
                                                          -------------------------------------------------
                                                                 364,608         402,060         312,798
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                        11,071           5,881           5,740
     Surrender benefits                                          120,397          72,716          52,986
     Other benefits                                               18,792          14,594          14,611
     Increase (decrease) in aggregate reserves for
       policies and contracts:
       Life                                                        1,552           3,234           5,950
       Annuity                                                   133,941         185,546         127,854
       Accident and health                                          (199)             42             180
       Other                                                        (389)           (328)            490
                                                          -------------------------------------------------
                                                          -------------------------------------------------
                                                                 285,165         281,685         207,811
Insurance expenses:
   Commissions                                                    19,813          23,639          19,936
   General insurance expenses                                     13,850          14,469          12,512
   Taxes, licenses and fees                                          374             397             897
   Net transfers to separate accounts                             52,852          75,468          77,955
   Other                                                              99           1,148              71
                                                          -------------------------------------------------
                                                          -------------------------------------------------
                                                                  86,988         115,121         111,371
                                                          -------------------------------------------------
                                                          -------------------------------------------------
                                                                 372,153         396,806         319,182
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains
   (losses) on investments                                        (7,545)          5,254          (6,384)




                 Transamerica Life Insurance Company of New York

             Statements of Operations - Statutory Basis (continued)
                             (Dollars in thousands)


                                                                       Year ended December 31
                                                                2000            1999            1998
                                                          -------------------------------------------------

Federal income tax expense (benefit)                          $   (1,793)     $    2,627      $   (1,570)
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                                  (5,752)          2,627          (4,814)

Netrealized capital gains (losses) on investments (net of related federal income tax expense and amounts transferred from/to interest maintenance reserve)
                                                                     996               7             (77)
                                                          -------------------------------------------------
                                                          -------------------------------------------------
Net income (loss)                                             $   (4,756)     $    2,634      $   (4,891)
                                                          =================================================


See accompanying notes.



                 Transamerica Life Insurance Company of New York

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)


                                                                             Unassigned    Total Capital
                                            Common Stock  Paid-In Surplus     Surplus       and Surplus
                                                                             (Deficit)
                                           ----------------------------------------------------------------

Balance at January 1, 1998                       $2,000         $54,920        $(33,329)        $23,591
   Net loss                                           -               -          (4,891)         (4,891)
   Change in non-admitted assets                      -               -            (249)           (249)
   Change in asset valuation reserve                  -               -            (429)           (429)
   Capital contribution                               -           5,000               -           5,000
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Balance at December 31, 1998                      2,000          59,920         (38,898)         23,022
   Net income                                         -               -           2,634           2,634
   Change in non-admitted assets                      -               -           1,834           1,834
   Change in asset valuation reserve                  -               -            (991)           (991)
   Change in liability for reinsurance in
     unauthorized companies
                                                      -               -             (91)            (91)
   Capital contribution                               -          24,000               -          24,000
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
Balance at December 31, 1999                      2,000          83,920         (35,512)         50,408
   Net loss                                           -               -          (4,756)         (4,756)
   Change in non-admitted assets                      -               -         (13,491)        (13,491)
   Change in asset valuation reserve                  -               -          (2,084)         (2,084)
   Change in liability for reinsurance in
     unauthorized companies
                                                      -               -            (593)           (593)
   Reinsurance recapture                              -               -          (2,216)         (2,216)
   Other adjustments                                  -               -          (1,798)         (1,798)
                                           ----------------------------------------------------------------
Balance at December 31, 2000                     $2,000         $83,920        $(60,450)        $25,470
                                           ================================================================


See accompanying notes.



                 Transamerica Life Insurance Company of New York

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
Operating activities
Premiums and annuity considerations                        $  39,251         $  12,266        $  26,673
Fund deposits                                                252,944           321,513          246,760
Allowances and reserve adjustments received on
   reinsurance ceded                                           1,514             3,920            1,242
Investment income received                                    61,994            43,839           36,613
Other revenues                                                 8,599             7,922            5,939
Life and accident and health claims paid                      (8,805)           (4,636)          (7,929)
Surrender benefits and other fund withdrawals paid
                                                            (120,397)          (72,727)         (53,876)
Annuity and other benefits paid to policyholders
                                                             (18,810)          (14,782)         (14,613)
Commissions, other expenses and taxes
   paid                                                      (37,517)          (40,579)         (31,129)
Net transfers to separate accounts                           (54,521)          (79,873)         (83,072)
Federal income taxes received (paid)                           1,821               860             (615)
                                                     ------------------------------------------------------
Net cash provided by operating activities                    126,073           177,723          125,993

Investing activities
Proceeds from bonds sold, matured
   or repaid                                                 476,480           180,402          101,518
Other                                                          3,917                 -                -
Proceeds from real estate                                        512                 -                -
Cost of bonds acquired                                      (652,795)         (382,306)        (209,941)
Net increase in policy loans                                  (4,965)           (1,101)          (1,602)
                                                     ------------------------------------------------------
Net cash used in investing activities                       (176,851)         (203,005)        (110,025)



                 Transamerica Life Insurance Company of New York

              Statements of Cash Flow - Statutory Basis (continued)
                             (Dollars in thousands)


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------

Financing and miscellaneous activities Other cash provided:
   Capital and surplus paid-in                         $           -         $  24,000       $    5,000
   Other sources                                              54,156            21,149           24,417
                                                     ------------------------------------------------------
Total other cash provided                                     54,156            45,149           29,417

Other cash applied:
   Other applications, net                                   (16,532)          (25,551)          (2,790)
                                                     ------------------------------------------------------
Total other cash applied                                     (16,532)          (25,551)          (2,790)
                                                     ------------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                 37,624            19,598           26,627
                                                     -------------------                -------------------
                                                                       ------------------
Net (decrease) increase in cash and short-term
   investments                                               (13,154)           (5,684)          42,595

Cash and short-term investments:
   Beginning of year                                          40,120            45,804            3,209
                                                     ------------------------------------------------------
   End of year                                             $  26,966         $  40,120        $  45,804
                                                     ======================================================


See accompanying notes.

                 Transamerica Life Insurance Company of New York

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                                December 31, 2000


13
0101-0133895
1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company of New York (the Company) is a stock life insurance company and is domiciled in New York. The Company is a wholly-owned subsidiary of Transamerica Occidental Life Insurance Company (TOLIC), which is an indirect subsidiary of Transamerica Corporation ("Transamerica"). Transamerica is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company engages primarily in providing life insurance, fixed and variable pension and annuity products, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the state of New York.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full

                 Transamerica Life Insurance Company of New York

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; and (k) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of New York has adopted the provisions of the revised manual with certain modifications. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, as modified by New York, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant accounting policies are as follows:

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value) and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage-backed and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the investment.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default. Further, income is not accrued when collection is uncertain.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 3.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.50 to
8.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Separate Accounts

Assets held for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $84,726, $114,905 and $108,969 in 2000, 1999 and 1998, respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge. Amounts received for mortality and expense risk charges are reported as separate account fee income.

Premium Revenues

Premiums from life insurance policies are recognized as revenue when due and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial ___ Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all non-financial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices and are recognized in the statutory-basis balance sheet.

   Policy loans: The fair value of policy loans are assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, including separate account liabilities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                    December 31
                                                      2000                              1999
                                         -------------------------------- ---------------------------------
                                             Carrying         Fair            Carrying          Fair
                                              Amount          Value            Amount          Value
                                         -------------------------------- ---------------------------------
Admitted assets
Bonds                                          $930,784        $922,490         $764,615        $737,519
Policy loans                                     19,302          19,302           14,398          17,636
Cash and short-term investments                  26,966          26,966           40,120          40,120
Separate account assets                         595,079         595,079          587,827         587,827

Liabilities
Investment contract liabilities                 648,746         637,778          621,805         593,865
Separate account liabilities                    595,079         560,077          587,827         561,722




3. Investments

The carrying value and fair value of investments in debt securities are summarized as follows:

                                                           Gross             Gross
                                        Carrying         Unrealized       Unrealized           Fair
                                         Amount            Gains            Losses            Value
                                    -----------------------------------------------------------------------

December 31, 2000
United States government and
   agencies                              $    3,911       $     179       $         -        $    4,090
State, municipal and other
   governments                               18,275             940                 -            19,215
Industries and miscellaneous                585,461          13,654            18,299           580,816
Public utilities                            199,731           3,107             7,055           195,783
Mortgage and other asset-backed
   securities                               123,406           2,011             2,831           122,586
                                    -----------------------------------------------------------------------
                                           $930,784         $19,891           $28,185          $922,490
                                    =======================================================================

December 31, 1999
United States government and
   agencies                              $    2,102      $       31        $       12        $    2,121
State, municipal and other
   governments                               17,216             265               247            17,234
Industries and miscellaneous                603,827           2,636            26,068           580,395
Public utilities                            140,670             270             3,971           136,969
Mortgage and other asset-backed
   securities                                   800               -                 -               800
                                    -----------------------------------------------------------------------
                                           $764,615        $  3,202           $30,298          $737,519
                                    =======================================================================

The carrying value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.


3. Investments (continued)

                                                                   Carrying           Fair
                                                                    Value             Value
                                                              ------------------------------------

Due in one year or less                                            $    9,893        $    9,988
Due after one year through five years                                 238,801           236,572
Due after five years through ten years                                236,320           235,149
Due after ten years                                                   322,364           318,195
                                                              ------------------------------------
                                                                      807,378           799,904
Mortgage and other asset-backed securities                            123,406           122,586
                                                              ------------------------------------
                                                                     $930,784          $922,490
                                                              ====================================

A detail of net investment income is presented below:

                                                                      Year ended December 31
                                                              2000             1999            1998
                                                        ---------------------------------------------------

Interest on bonds                                             $61,378          $48,490         $36,818
Interest on policy loans                                        1,281            1,034             896
Cash and short-term investments                                 3,075            1,255             736
Other investments                                                 102           (1,922)         (1,345)
                                                        ---------------------------------------------------
                                                               65,836           48,857          37,105
Less investment expense                                        (1,632)            (300)           (238)
                                                        ---------------------------------------------------
                                                              $64,204          $48,557         $36,867
                                                        ===================================================

Proceeds from sales and maturities of debt securities and related gross realized capital gains and losses were as follows:

                                                                          Year ended December 31
                                                                    2000           1999           1998
                                                               ----------------------------------------------
                                                               ----------------------------------------------

   Proceeds                                                         $476,480       $180,402        $101,518
                                                               ==============================================
                                                               ==============================================

   Gross realized capital gains                                   $    4,772    $       224      $    1,547
   Gross realized capital losses                                     (14,625)        (1,287)           (125)
                                                               ----------------------------------------------
                                                               ----------------------------------------------
   Net realized capital gains (losses)                            $   (9,853)    $   (1,063)     $    1,422
                                                               ==============================================

At December 31, 2000, investments with an aggregate carrying value of $546 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) for investments are summarized below:

                                                                                  Realized
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                           Year ended December 31
                                                                     2000          1999           1998
                                                                 -------------------------------------------
                                                                 -------------------------------------------

   Debt securities                                                  $(9,853)      $(1,063)        $1,422
   Real estate                                                          189             -              -
   Tax expense (benefit)                                              3,917           379           (575)
   Transfer from (to) interest maintenance reserve                    6,743           691           (924)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
   Net realized capital gains (losses)                             $    996    $        7       $    (77)
                                                                 ===========================================

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                                            Year ended December 31
                                                                       2000          1999          1998
                                                                  -------------------------------------------
                                                                  -------------------------------------------

   Direct premiums                                                    $297,684       $362,451      $284,756
   Reinsurance ceded                                                   (10,266)       (21,578)      (20,008)
                                                                  -------------------------------------------
                                                                  -------------------------------------------
   Net premiums earned                                                $287,418       $340,873      $264,748
                                                                  ===========================================

The Company received reinsurance recoveries in the amount of $8,249, $9,702 and $4,661 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $967 and $1,711, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $9,706 and $47,259, respectively.

During 2000, the Company recaptured a reinsurance agreement. The effect of this transaction was recorded directly to surplus.

5. Income Taxes

The Company was included in a consolidated income tax return with Transamerica Corporation through July 21, 1999. Under a tax sharing agreement with Transamerica Corporation tax payments were made to, or refunds are received from, Transamerica Corporation in amounts which would result if the Company filed separate tax returns with federal taxing authorities.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates, including TOLIC. The method of all allocation between the companies for the period beginning July 22, 1999 is subject to a written tax allocation agreement as approved by the Board of Directors. This agreement requires that tax payments are made to, or refunds are received from, TOLIC, in amounts which would result from filing separate tax returns with federal taxing authorities.


Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income taxes related to net realized gains on investment transactions:
                                                           Year ended December 31
                                                   2000              1999             1998
                                            ------------------------------------------------------

Federal income taxes (recovery) at
   statutory rate                                  $(2,641)           $1,839           $(2,234)
Tax reserve adjustment                               2,058                26              (181)
Deferred acquisition costs                             929               784               692
Difference in statutory and tax bases of
   investments                                         (81)              (72)             (118)
Prior year under (over) accrual                     (1,914)               76               393
Other                                                 (144)              (26)             (122)
                                            ------------------------------------------------------
Provision (benefit) for income taxes               $(1,793)           $2,627           $(1,570)
                                            ======================================================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other ___ policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:


6. Policy and Contract Attributes (continued)

                                                                        December 31
                                                             2000                         1999
                                                  ---------------------------  ----------------------------
                                                      Amount      Percent          Amount       Percent
                                                  ---------------------------  ----------------------------
Subject to discretionary withdrawal - with adjustment:
     At book value less surrender charge              $   473,475      36%         $   154,139       13%
     At market value                                      571,351      43              561,722       47

Subject to discretionary withdrawal - without
   adjustment                                              93,253       7              293,388       25
Not subject to discretionary withdrawal provision
                                                          188,619      14              174,176       15
                                                  ---------------------------  ----------------------------
                                                  ---------------------------  ----------------------------
Total annuity reserves and deposit liabilities
                                                        1,326,698     100%           1,183,425      100%
Less reinsurance ceded                                          -                          101
                                                  ---------------
                                                                               ----------------
Net annuity reserves and deposit liabilities
                                                       $1,326,698                   $1,183,324
                                                  ===============              ================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
Transfers as reported in the summary of operations of the separate accounts statement:
     Transfers to separate accounts                         $84,726           $114,905         $108,969
     Transfers from separate accounts                        31,531             39,437           31,014
     Other funds adjustment, transaction gain (loss)
       and miscellaneous income                                (343)                 -                -
                                                     ------------------------------------------------------
Transfers as reported in the statement
   of operations                                            $52,852          $  75,468        $  77,955
                                                     ======================================================


7. Capital and Surplus

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $2,347.

8. Pension Plan and Other Postretirement Benefits

Substantially all employees of the Company are covered by the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs charged to income were not significant in 2000, 1999 or 1998.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income were not significant in 2000, 1999 or 1998.

9. Related Party Transactions

The Company has various transactions with Transamerica Corporation and its affiliated companies in the normal course of operations. These transactions include reinsurance transactions, computer services, investment services and advertising.

The Company had amounts due from affiliates of $2,840 as of December 31, 1999.

10. Commitments and Contingencies

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Through 1999, administrative and policy benefit costs associated with the settlement for the Company were not material and were borne by TOLIC. In 2000, the Company incurred costs of $2,151, after tax, related to this settlement. This amount has been recorded directly to capital and surplus. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

11. Reconciliation of Net Loss

The following table reconciles the net loss as reported in the Annual Statement filed with the Insurance Department to the amounts reported in the accompanying financial statements for the year ended December 31, 2000:

Amount reported in Annual Statement                   $(3,598)
Adjustment to federal income tax benefit               (1,158)
                                               -------------------
                                               -------------------
Amount reported herein                                $(4,756)
                                               ===================

There were no changes to total capital and surplus as reported in the Annual Statement filed with the Insurance Department as the federal income tax adjustment of $(1,158) was reported directly to surplus.

0101-0133895









                                 Statutory-Basis
                          Financial Statement Schedules


                 Transamerica Life Insurance Company of New York

       Summary of Investments - Other Than Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 2000


Schedule I

                                                                                           Amount at
                                                                        Estimated         Which Shown
                                                                          Fair               in the
Type of Investment                                   Cost (1)             Value          Balance Sheet
-----------------------------------------------------------------------------------------------------------

Fixed maturities
Bonds:
   U.S. Treasury securities and obligations of
     U.S. government corporations and agencies
                                                     $    3,911         $    4,090         $    3,911
   Obligations of states and political
     subdivision                                         66,512             68,376             66,512
   Public utilities                                     199,731            195,783            199,731
   All other corporate bonds                            660,630            654,241            660,630
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
Total fixed maturities                                  930,784            922,490            930,784

Policy loans                                             19,302                                19,302
Cash and short-term investments                          26,966                                26,966
                                                --------------------                  ---------------------
Total investments                                      $977,052                              $977,052
                                                ====================                  =====================

(1) ___ Original cost of fixed maturities is reduced by repayments and adjusted for amortization of premiums or accrual discounts.




                 Transamerica Life Insurance Company of New York

                       Supplementary Insurance Information
                             (Dollars in thousands)

                                December 31, 2000

Schedule III

                                                       Future Policy      Policy and
                                                        Benefits and       Contract          Premium
                                                          Expenses        Liabilities        Revenue
                                                     ------------------------------------------------------

Year ended December 31, 2000
Individual life                                             $167,653          $7,243          $  21,534
Group life and health                                          3,091               -                596
Annuity                                                      754,544               -            265,288
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                            $925,288          $7,243           $287,418
                                                     ======================================================
                                                     ======================================================

Year ended December 31, 1999
Individual life                                             $132,388          $2,886          $  12,423
Group life and health                                          2,647             250              1,140
Annuity                                                      620,601            (452)           327,310
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                            $755,636          $2,684           $340,873
                                                     ======================================================
                                                     ======================================================

Year ended December 31, 1998
Individual life                                             $130,094          $2,212          $  12,748
Group life and health                                          2,049               -                916
Annuity                                                      434,671            (345)           251,084
                                                     ------------------------------------------------------
                                                            $566,814          $1,867           $264,748
                                                     ======================================================




                 Transamerica Life Insurance Company of New York

                 Supplementary Insurance Information (continued)
                             (Dollars in thousands)

                                December 31, 2000

Schedule III

                                                          Benefits, Claims
                                                             Losses and
                                               Net           Settlement          Other
                                            Investment        Expenses         Operating         Premiums
                                             Income*                           Expenses*          Written
                                        -----------------------------------------------------------------------

Year ended December 31, 2000
Individual life                                $11,748          $  27,108        $  28,166
Group life and health                              230                842              287        $     72
Annuity                                         52,226            257,215           58,535
                                        ------------------------------------------------------
                                        ------------------------------------------------------
                                               $64,204           $285,165        $  86,988
                                        ======================================================
                                        ======================================================

Year ended December 31, 1999
Individual life                               $  9,794          $  15,226        $  13,492
Group life and health                              171              1,210            1,179          $5,035
Annuity                                         38,592            265,249          100,450
                                        ------------------------------------------------------
                                        ------------------------------------------------------
                                               $48,557           $281,685         $115,121
                                        ======================================================
                                        ======================================================

Year ended December 31, 1998
Individual life                               $  9,460          $  18,534        $  12,986
Group life and health                              134                398              941          $3,850
Annuity                                         27,273            188,879           97,444
                                        ------------------------------------------------------
                                               $36,867           $207,811         $111,371
                                        ======================================================

* ___ Allocations of net investment income and other operating expenses are based on a number of assumptions of estimates, and the results would change if different methods were applied.


                 Transamerica Life Insurance Company of New York

                                   Reinsurance
                             (Dollars in thousands)

                                December 31, 2000

Schedule IV


                                                                           Ceded to
                                                           Gross             Other             Net
                                                           Amount          Companies          Amount
                                                     ------------------------------------------------------
Year ended December 31, 2000
Life insurance in force                                    $4,361,062        $1,904,599       $2,456,463
                                                     ======================================================

Premiums:
   Individual life                                       $     30,085     $       8,551     $     21,534
   Group life and health                                        1,216               620              596
   Annuity                                                    266,383             1,095          265,288
                                                     ------------------------------------------------------
                                                          $   297,684      $     10,266      $   287,418
                                                     ======================================================

Year ended December 31, 1999
Life insurance in force                                    $4,272,811        $2,887,956       $1,384,855
                                                     ======================================================

Premiums:
   Individual life                                       $     35,537      $     17,317     $     18,220
   Group life and health                                        5,035             3,895            1,140
   Annuity                                                    321,879               366          321,513
                                                     ------------------------------------------------------
                                                          $   362,451      $     21,578      $   340,873
                                                     ======================================================

Year ended December 31, 1998
Life insurance in force                                    $4,521,321        $2,798,793       $1,722,528
                                                     ======================================================

Premiums:
   Individual life                                       $     34,146      $     17,074     $     17,072
   Group life and health                                        3,850             2,934              916
   Annuity                                                    246,760                 -          246,760
                                                     ------------------------------------------------------
                                                          $   284,756      $     20,008      $   264,748
                                                     ======================================================


                                                  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

                  Not Applicable.

     (b)  Exhibits:

(1) Resolutions of Board of Directors of Transamerica Life Insurance Company of New York (the "Company") authorizing the creation of Separate Account VA-6NY (the "Separate Account"). 1/

              (2) Not Applicable.

(3) Form of Underwriting Agreement between the Company, the Separate Account and Transamerica Securities Sales Corporation. 1/

(4)  Form of Flexible Premium Deferred Variable Annuity Contract. 1/ 4/


(5)  Form of Application for Flexible Premium Variable Annuity. 1/

(6) (a) Articles of Incorporation of Transamerica Life Insurance Company of New York. 1/2/

(b)  By-Laws of Transamerica Life Insurance Company of New York. 1/2/

                  (7)      Not Applicable.

    (8)      Form of Participation Agreements regarding the Portfolio.

             (a)      re The Alger American Fund 1/

             (b)      re Alliance Variable Products Series Fund, Inc. 1/
             (c)      re Dreyfus Variable Investment Fund 2/
             (d)      re Janus Aspen Series 1/
             (e)      re MFS Variable Insurance Trust 1/
             (f)      re Morgan Stanley Universal Funds, Inc. 1/
             (g)      re OCC Accumulation Trust 1/
             (h)      re Transamerica Variable Insurance Fund, Inc. 1/ 6/


                  (9)      Opinion and Consent of Counsel. 1/
                  (10)     (a)  Consent of Counsel. 1/


                           (b)  Consent of Independent Auditors. 1/2/ 3/ 5/ 6/


                  (11)     No financial statements are omitted from Item 23.

                  (12)     Not Applicable.

                  (13)     Performance Data Calculations. 1/

                  (14)     Not Applicable.


                  (15)     Powers of Attorney. 1/ 2/ 6/


----------------------------

1/ _______ Incorporated by reference to the like-numbered exhibit to the initial filing of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (March 4, 1998).

2/ Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (June 11, 1998).

3/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (April 29, 1999).

4/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 2 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (July 30, 1999).


5/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 3 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (April 26, 2000)

6/       Filed herewith.

Item 25. Directors and Officers of the Depositor.

         The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows.

         List of Directors of Transamerica Life Insurance Company of New York:


                           Marc C. Abrahms*
                           James T. Byrne, Jr.*

                                 Robert F. Colby

                                 John A. Fibiger

                                 James B. Roszak
                           Robert Rubinstein*

                                 Tom Schlossberg
                                Colette F. Vargas


         *100 Manhattanville Road, Purchase, New York 10577


                                  TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

Aloia, Mark                         Assistant Secretary                Investments

Bailey, John                        Vice President                     Investments
Baird, Patrick S.                   Vice President                     Corporate
Barry, Dennis R.                    Vice President                     WMD
Blankenship, David L.               Vice President                     Investments
Boyd, Julia A.                      Assistant Secretary                WMD
Brandon, James M.          Vice President                     WMD
Broseman, Robert           Vice President                     Investments
Brown, Sandra C.                    Vice President                     TLC
Buese, Kirk W.                      Vice President                     Investments

Callen, David E.                    Vice President                     WMD
Camp, Frank A.                      Vice President                     FMD
Carney, David M.           Vice President                     Investments
Chanley, Cindy L.          Vice President                     FMD
Chu, Jim Yong                       Vice President                     WMD
Clancy, Brenda K.          Vice President                     Corporate
Cook, William S.                    Vice President                     Investments
Courtney, Tye Raymond               Vice President                     WMD

Dederer, James W.                   General Counsel                    TLC
Donner, John                        Assistant Secretary                Investments
Dunn, Mark E.                       Vice President                     Investments
Dykhouse, Jack R.          Vice President                     Worksite Mktg.

Eastburn, Michael C.                Vice President                     WMD
                                    Actuary

Fletcher, Alan F.                   Vice President                     Investments
Fleming, Karen                      Vice President                     Investments
Flenniken III, Clifton W.           Assistant Treasurer                Corporate
Foreman, James L.          Vice President                     WMD
Freeman, Roger N.          Vice President                     FMD

Goodman, Eric B.           Vice President                     DFP
Greer, Richard                      Vice President                     FMD
Haghighi, Kamran           Tax Officer                        TLC
Halfpap, David R.          Vice President                     Investments
Hansen, Robert L.          Vice President                     Investments
Heitzman, Donna                     Vice President                     Investments
Henrickson, Bill                    Vice President                     Investments
Hicks, Marsha                       Vice President and                 Investments
                                      Assistant Secretary
Hopewell, David                     Vice President                     Investments
Howard, Frederick B.                Vice President                     Investments
Hoyt, Suzette                       Vice President                     TIIG
Hsu, Chiukao                        Second Vice President              WMD
                                    Valuation Actuary
Hurst, William M.          Assistant Secretary                TLC

Jett, III Robert S.                         Assistant Secretary                 Corporate
Johnson, Marvin A.                  Vice President                     FMD
Johnson, Penny D.          Assistant Secretary                WMD
Jund, Daniel E.                     Vice President                     WMD

Kanelos, Andrew                     Second V-P                         FMD
Kettering, Jon D.                   Vice President                     Investments
Kolsrud, Douglas C.                 Vice President                     Corporate
Kontz, Robert J.                    Vice President &                   Corporate
                                      Corp. Controller
LaRusso, Frank                      Vice President                     TIIG
LeMaster, Shirley          Sr. Settlements                    Investments
                                      Coordinator
Lyons, William J.                   Vice President &                   TLC
                                      Chief Underwriter

MacKinnon, James D.                 Vice President                     Investments
Meese, Michael N.          Portfolio Manager         Investments
Melton, Barbara J.                  Asst. Vice President               WMD
Middleton, Ray P.          Vice President                     WMD
Miller-Breetz, Gregory E.           Assistant Secretary                FMD
Myers, Steven J.                    Vice President                     Investments

New, Tampa J.                       Vice President                     WMD
Nordstrom, Thomas L.                Vice President                     Investments
Norman, Larry N.           Vice President                     FMD

O'Brien, Ralph M.          Vice President                     Investments
Patterson, Lisa                     Second V-P                         DFP
Pech, Mary T.                       Vice President                     Investments
Purvis M.D., Bruce J.               Vice President & Chief             TLC
                                      Medical Officer

Rolle, Gary                         Investment Officer                 TLC
Rubenstein, Richard M.              Assistant Secretary                FMD
Rubinstein, Robert S.               Sr. V-P, Chief Actuary             TLC
                                    COO & Secretary
Russell, Wanda L.          Assistant Secretary                WMD
Rosa, Frank                         Vice President                     TIIG
Rutledge, Stacey                    Vice President                     Investments

Schefter, Thomas J.                 Vice President                     Investments
Schloss, Julie                      Investment Administrator  Investments
Schlossberg, Tom A.                 Chairman, CEO &           DFP/TLC
                                      President
Schumacher, Lindsay                 Vice President                     Investments
Sheets, Clifford A.                 Vice President                     Investments
Simpson, Michael B.                 Vice President                     DFP
Skaags, Jon L.                      Vice President                     Investments
Smedley, Robert A,                  Vice President                     Investments
Smith Jr., Alexander                Vice President, Admin              TLC
                                      Controller
Smith, Michael S.          Vice President                     Investments
Spalding, Donna J.                  Second V-P                         FMD
Spence, Mary                        Vice President                     TIIG
Theobald, Gregory W.                Vice President &                   Investments
                                      Asst. Secretary
Tobiason, Colleen          Vice President                     FMD

Vessels, Tonya J.                   AssistantV-P                       FMD
                                    (Second V-P)
Vermie, Craig D.                    Vice President                     Corporate

Woodcock, Robert C.                 Vice President &                   Investments
                                      Asst. Secretary

Yamada, Sally S.                    Treasurer                          TLC

Ziegler, Ronald L.                  Vice President                     MD


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                  Registrant is a separate account of Transamerica Life Insurance Company of New York, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance Company of New York, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation (Transamerica-California). Transamerica Insurance Corporation may be deemed to be controlled by its parent, Transamerica Corporation, a subsidiary of AEGON, N.V.


                  The following chart indicates the persons controlled by or under common control with Transamerica.


          The following charts indicate the persons controlled by or under common control with Transamerica Corporation and AEGON N.V.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION


   Transamerica Corporation - DE AEGON Funding Company II - DE ARC Reinsurance
      Corporation - HI Inter-America Corporation - CA Pyramid Insurance Company,
      Ltd. - HI
      Transamerica Business Technologies Corporation - DE Transamerica CBO I,
      Inc. - DE Transamerica Corporation (Oregon) - OR Transamerica Finance
      Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd.  - DE
                        Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings  - CA
                  Trans Ocean Tank Services Corporation  - DE
               Trans Ocean Container Finance Corp. - DE
            Transamerica Leasing Inc. - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                         Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Alquiler de Trailers, S.L. - Spn.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr.
                  Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing Sp. z.o.o -
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg.
                  Transamerica Trailer Leasing (Netherlands) B.V.   - Neth.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Corporation, California - CA
                  Transamerica Insurance Finance Corporation, Canada - ON
            TBCC Funding Trust I - DE
               TBCC Funding I, L.L.C. - DE
            TBCC Funding Trust II - DE
               TBCC Funding II, L.L.C. - DE
                  Private Label Funding LLC - DE
            Transamerica Business Credit Corporation - DE
               Bay Capital Corporation - DE
               Coast Funding Corporation - DE
               Direct Capital Equity Investments, Inc. - DE
               Gulf Capital Corporation - DE
               TA Air East, Corp. - DE
               TA Air III, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air IX, Corp. - DE
               TA Air VIII, Corp. - DE
               TA Air VII, Corp. - DE
               TA Air VI, Corp. - DE
               TA Air V, Corp. - DE
               TA Air X, Corp. - DE
               TA Marine II, Inc. - DE
               TA Marine I, Inc. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. - DE
               TBC I, Inc. - DE
               TBC Tax III, Inc. - DE
               TBC Tax II, Inc. - DE
               TBC Tax IV, Inc. - DE
               TBC Tax IX, Inc. - DE
               TBC Tax I, Inc. - DE
               TBC Tax VIII, Inc. - DE
               TBC Tax VII, Inc. - DE
               TBC Tax VI, Inc. - DE
               TBC Tax V, Inc. - DE
               TBC VI, Inc. - DE
               TBC V, Inc. - DE
               The Plain Company - DE
               Transamerica Mezzanine Financing, Inc. - DE
               Transamerica Small Business Capital, Inc. - DE
                  Emergent Business Capital Holdings, Inc. - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
                  ARS Funding Corporation - DE
               Transamerica Inventory Finance Corporation - DE
                            BWAC Seventeen, Inc. - DE
                     Transamerica Commercial Finance Canada, Limited - ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                        TCF Commercial Leasing Corporation, Canada - ON
                        Transamerica Acquisition Corporation, Canada - Can.
                           Cantrex Group Inc. - PQ
                              2953-9087 Quebec Inc. - PQ
                              Corbeil Electrique Inc. - PQ
                              Prestex Marketing Inc. - PQ
                           BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Holdings Limited - U.K.
                        Transamerica Commercial Finance Limited - U.K.
                           TDF Credit Insurance Services Limited - U.K.
                           Whirlpool Financial Corporation Polska Spzoo -
                  Transamerica Commercial Finance Corporation - DE
                     Inventory Funding Trust - DE
                        Inventory Funding Company LLC - DE
                     TCF Asset Management Corporation - CO
                     Transamerica Distribution Finance - Overseas, Inc. - DE
                        TDF-Mauritius, Limited -
                     Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V. -
                        TDF de Mexico S. de R.L. de C.V. -
                        Transamerica Corporate Services de Mexico S. de R.L. de C.V. -
                     Transamerica Distribution Finance Factorje S.A. de C.V. -
                     Transamerica Distribution Finance Insurance Services, Inc. - IL
                     Transamerica Joint Ventures, Inc. - DE
                  Transamerica Commercial Finance France, S.A. - Fra.
                          Transamerica GmbH, Inc. - DE
                     Transamerica Financieringsmaatschappij B.V.  - Neth.
                     Transamerica GmbH - Frkft.
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Bank, National Association - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Services, Inc. - FL
                        Liberty Mortgage Company of Fort Meyers, Inc. - FL
                        Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                     Transamerica Consumer Mortgage Receivables Corporation - DE
                     Transamerica Mortgage Company - DE
               Transamerica Vendor Financial Services Corporation - DE
            Transamerica Equipment Financial Services Corporation - DE
               TA Air II, Corp. - DE TA Air I, Corp. - DE TA Air XIII, Corp. -
               DE TA Air XII, Corp. - DE TA Air XIV, Corp. - DE TA Air XIX,
               Corp. - DE TA Air XI, Corp. - DE TA Air XVIII, Corp. - DE TA Air
               XVII, Corp. - DE TA Air XVI, Corp. - DE TA Air XV, Corp. - DE TA
               Air XX, Corp. - DE TA Heli I, Inc. - DE TA Marine III, Corp. - DE
               TA Marine IV, Inc. - DE TA Marine VI, Inc. - DE TA Marine V, Inc.
               - DE
               TA Public Finance Air I, Corp. - DE
         Transamerica Flood Hazard Certification, Inc. - DE
         Transamerica Home Loan - CA
         Transamerica Intellitech, Inc. - DE
         Transamerica Lending Company - DE
         Transamerica Public Finance, LLC - DE
         Transamerica Real Estate Tax Service, Inc. - DE
         Transamerica Technology Finance Corporation - DE
         TREIC Enterprises, Inc. - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica International Holdings, Inc. - DE
         AEGON Canada Inc. - Can.
            Transamerica Life Canada - Can.
         Transamerica Insurance Corporation - IA
            Arbor Life Insurance Company - AZ
            Plaza Insurance Sales, Inc. - CA
            Transamerica Advisors, Inc. - CA
            Transamerica Annuity Service Corporation - NM
            Transamerica Financial Resources, Inc. - DE
               Financial Resources Insurance Agency of Texas - TX
               TBK Insurance Agency of Ohio, Inc. - OH
               Transamerica Financial Resources Insurance Agency of Alabama Inc. - AL
               Transamerica Financial Resources Insurance Agency of Massachusetts Inc.  - MA
            Transamerica International Insurance Services, Inc. - DE
               Home Loans and Finance Ltd - U.K.
            Transamerica Occidental Life Insurance Company - IA
               NEF Investment Company - CA
               Transamerica China Investments Holdings Limited - H.K.
               Transamerica Life Insurance and Annuity Company - NC
                          Gemini Investments, Inc. - DE
                  Transamerica Assurance Company - MO
               Transamerica Life Insurance Company of New York - NY
               Transamerica South Park Resources, Inc. - DE
               Transamerica Variable Insurance Fund - MD
               USA Administration Services, Inc. - KS
            Transamerica Products, Inc. - CA
               Transamerica Products II, Inc. - CA
               Transamerica Products IV, Inc. - CA
               Transamerica Products I, Inc. - CA
            Transamerica Securities Sales Corporation - MD
            Transamerica Service Company - DE
      Transamerica International RE (Bermuda) Ltd. - Bmda.
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc.  - MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Pacific Insurance Company, Ltd. - HI
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California  - CA
         Pyramid Investment Corporation  - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc.  - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE


                                        Jurisdiction of       Percent
of Voting
Name                                    Incorporation
Securities Owned                        Business
AEGON USA, Inc.                         Iowa                  100%
                  AEGON U.S.            Holding company
                                        Holding Corporation

RCC North America, Inc.                 Delaware              100%
         AEGON USA, Inc.                Real estate

Transamerica Holding Company            Delaware              100%
         AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                     Delaware              100%
         Transamerica                   Issue debt securities-net
                                        Holding Company       proceeds
         used to make
                                                              loans to
         affiliates

First AUSA Life Insurance               Maryland              100%
         Transamerica                   Insurance holding company
Company                                                       Holding
         Company

AUSA Life Insurance                     New York              82.33%
         First AUSA Life                Insurance
Company, Inc.                                                 Insurance
         Company
                                        17.67% Veterans Life
                                        Insurance Company

Life Investors Insurance                Iowa                  100%
                  First AUSA Life Ins. Co.                    Insurance
Company of America

Life Investors Alliance, LLC            Delaware              100% LIICA
                           Purchase, own, and hold the
                                                                          equity
                           interest of other entities

Great American Insurance                Iowa                  100% LIICA
                  Marketing
Agency, Inc.

Bankers United Life                     Iowa                  100% Life
         Investors Ins.                 Insurance
Assurance Company                                             Company
         of America

PFL Life Insurance Company              Iowa                  100%
         First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                Minnesota             100% PFL
         Life Insurance Co.             Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100%
         AEGON Financial                Administrator of structured
of Kentucky                                                   Services
         Group, Inc.                    settlements

AEGON Assignment Corporation            Illinois              100%
         AEGON Financial                Administrator of structured
                                        Services Group, Inc.
         settlements

Southwest Equity Life Ins. Co.          Arizona               100% of
         Common Voting Stock            Insurance
                                        First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of
         Common Voting Stock            Insurance
                                        First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100%
         First AUSA Life Ins. Co.       Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various
         Mutual fund

WRL Investment Services, Inc.           Florida               100%
         Western Reserve Life           Provides administration for
                                        Assurance Co. of Ohio
         affiliated mutual fund

WRL Investment                          Florida               100%
         Western Reserve Life           Registered investment advisor
Management, Inc.                                              Assurance
         Co. of Ohio

ISI Insurance Agency, Inc.              California            100%
         Western Reserve Life           Insurance agency
And Subsidiaries                                              Assurance
         Co. of Ohio

ISI Insurance Agency                    Alabama               100% ISI
         Insurance Agency, Inc.         Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                    Ohio                  100% ISI
         Insurance Agency, Inc.         Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Massachusetts         100% ISI
                  Insurance Agency Inc. Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                    Texas                 100% ISI
         Insurance Agency, Inc.         Insurance agency
of Texas, Inc.

ISI Insurance Agency                    Hawaii                100% ISI
         Insurance                      Insurance agency
of Hawaii, Inc.                                               Agency,
         Inc.

ISI Insurance Agency                    New Mexico            100% ISI
         Insurance                      Insurance agency
New Mexico, Inc.                                              Agency,
         Inc.

AEGON Equity Group, Inc.                Florida               100%
         Western Reserve Life           Insurance Agency
                                        Assurance Co. of Ohio

Monumental General Casualty Co.         Maryland              100%
         First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.         Maryland              100%
         First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.         Arizona               100%
         First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation              Maryland              100%
         First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                     Iowa                  100%
         First AUSA Life                Holding company
                                        Insurance Company

Monumental General Life                 Puerto Rico           51% First
AUSA Life                               Insurance
Insurance Company of                                          Insurance
Company
Puerto Rico                                                   49%
Baldrich & Associates
                                                                       of Puerto
Rico

AUSA Holding Company                    Maryland              100%
         Transamerica                   Holding company
                                        Holding Company


Monumental General Insurance            Maryland              100% AUSA
         Holding Co.                    Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100%
         Monumental General             Sale/admin. of travel
                                        Insurance Group, Inc. insurance

Monumental General                      Maryland              100%
         Monumental General             Provides management srvcs.
Administrators, Inc.                                          Insurance
         Group, Inc.                    to unaffiliated third party

         administrator

National Association Management         Maryland              100%
         Monumental General             Provides actuarial consulting
And Consultant Services, Inc.
         Administrators, Inc.           services

Monumental General Mass                 Maryland              100%
         Monumental General             Marketing arm for sale of
Marketing, Inc.                                               Insurance
         Group, Inc.                    mass marketed insurance
                                                                       coverages

Transamerica Capital, Inc.              California            100% AUSA
         Holding Co.                    Broker/Dealer

Endeavor Management Company             California            100% AUSA
         Holding Co.                    Investment Management

Universal Benefits Corporation          Iowa                  100% AUSA
         Holding Co.                    Third party administrator

Investors Warranty of                   Iowa                  100% AUSA
         Holding Co.                    Provider of automobile
America, Inc.
         extended maintenance
                                                                       contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA
         Holding Co.                    Trust company

Money Services, Inc.                    Delaware              100% AUSA
         Holding Co.                    Provides financial counseling
                                                                             for
         employees and agents of

         affiliated companies

ADB Corporation, L.L.C.                 Delaware              100%
         Money Services, Inc.           Special purpose limited
                                                                       Liability
         company

ORBA Insurance Services, Inc.           California            26.91%
         Money Services, Inc.           Insurance agency

Great Companies L.L.C.                  Iowa                  30% Money
         Services, Inc.                 Markets & sells mutual funds

         & individually managed
                                                                        accounts

Roundit, Inc.                           Maryland              50% AUSA
         Holding Co.                    Financial services

Zahorik Company, Inc.                   California            100% AUSA
         Holding Co.                    Broker-Dealer

ZCI, Inc.                               Alabama               100%
         Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                     Texas                 100%
         Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.       California            33-1/3%
         AUSA Holding Co.               Insurance agency

AEGON Asset Management                  Delaware              100% AUSA
         Holding Co.                    Registered investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA
         Holding Co.                    Broker-Dealer

Associated Mariner Financial            Michigan              100%
Intersecurities, Inc.                   Holding co./management
Group, Inc.
services

Associated Mariner Ins. Agency          Massachusetts         100%
         Associated Mariner             Insurance agency
of Massachusetts, Inc.                                        Agency,
         Inc.

Associated Mariner Agency               Ohio                  100%
         Associated Mariner             Insurance agency
Ohio, Inc.                                                    Agency,
         Inc.

Associated Mariner Agency               Texas                 100%
         Associated Mariner             Insurance agency
Texas, Inc.                                                   Agency,
         Inc.

PIA 2000-A, L.P.                        Delaware
         Intersecurities, Inc. is the   Private placement investment
                                        General Partner       limited
         partnership

Idex Investor Services, Inc.            Florida               100% AUSA
         Holding Co.                    Shareholder services

Idex Management, Inc.                   Delaware              100% AUSA
         Holding Co.                    Investment advisor

IDEX Mutual Funds                       Massachusetts         Various
         Mutual fund

Diversified Investment                  Delaware              100% AUSA
         Holding Co.                    Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100%
         Diversified Investment         Broker-Dealer
Corp.                                                         Advisors,
         Inc.

George Beram & Company, Inc.            Massachusetts         100%
         Diversified Investment         Employee benefit and
                                        Advisors, Inc.        actuarial
         consulting

AEGON USA Securities, Inc.              Iowa                  100% AUSA
         Holding Co.                    Broker-Dealer (De-registered)

Creditor Resources, Inc.                Michigan              100% AUSA
         Holding Co.                    Credit insurance

CRC Creditor Resources                  Canada                100%
         Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Premier Solutions Group, Inc.           Maryland              100%
         Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                    Iowa                  100% AUSA
         Holding Co.                    Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA
         Holding Co.                    Provides real estate
Advisors, Inc.
         administrative and real
                                                                          estate
         investment services

AEGON USA Real Estate                   Delaware              100%
AEGON  USA Realty                       Real estate and mortgage
Services, Inc.                                                Advisors,
Inc.                                    holding company


QSC Holding, Inc.                       Delaware              100%
         AEGON USA Realty               Real estate and financial
                                        Advisors, Inc.        software
         production and sales

Landauer Associates, Inc.               Delaware              100%
         AEGON USA Realty               Real estate counseling
                                                              Advisors,
         Inc.

Landauer Realty Associates, Inc.        Texas                 100%
Landauer Associates, Inc.               Real estate counseling

Realty Information Systems, Inc.        Iowa                  100%
AEGON USA Realty                        Information Systems for
                                                              Advisors,
Inc.                                    real estate investment

management

USP Real Estate Investment Trust        Iowa                  12.89%
         First AUSA Life Ins. Co.       Real estate investment trust

         13.11% PFL Life Ins. Co.
                                                                           4.86%
         Bankers United Life
                                                                       Assurance
         Co.

RCC Properties Limited                  Iowa                  AEGON USA
         Realty Advisors,               Limited Partnership
Partnership                                                   Inc. is
         General Partner and 5% owner.

Commonwealth General                    Delaware              100%
Transamerica                            Holding company
Corporation ("CGC")                                           Holding
Company

AFSG  Securities Corporation            Pennsylvania          100% CGC
Broker-Dealer

Benefit Plans, Inc.                     Delaware              100% CGC
TPA for Peoples Security Life

Insurance Company

AEGON Alliances, Inc.                   Virginia              100%
Benefit Plans, Inc.                     General agent

Capital 200 Block Corporation           Delaware              100% CGC
Real estate holdings

Commonwealth General.                   Kentucky              100% CGC
Administrator of structured
Assignment Corporation
settlements

AEGON Institutional                     Delaware              100% CGC
Provider of investment,
Markets, Inc.
marketing and admin. services

to ins. cos.

Monumental Agency Group, Inc.           Kentucky              100%  CGC
Provider of srvcs. to ins. cos.

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC
Provider of management
(EIN 23-1720755)
support services

Compass Rose Development                Pennsylvania          100%
Ampac Insurance                         Special-purpose subsidiary
Corporation                                                   Agency,
Inc.

Financial Planning Services, Inc.       Dist. Columbia        100%
Ampac Insurance                         Special-purpose subsidiary
                                                              Agency,
Inc.

Frazer Association                      Illinois              100%
Ampac Insurance                         TPA license-holder
Consultants, Inc.                                             Agency,
Inc.

National Home Life Corporation          Pennsylvania          100%
Ampac Insurance                         Special-purpose subsidiary
                                                              Agency,
Inc.

Valley Forge Associates, Inc.           Pennsylvania          100%
Ampac Insurance                         Furniture & equipment lessor
                                                              Agency,
Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100%
Ampac Insurance                         Administrator of group
                                                              Agency,
Inc.                                    insurance programs

Veterans Insurance Services, Inc.       Delaware              100%
Ampac Insurance                         Special-purpose subsidiary
                                                              Agency,
Inc.

Academy Insurance Group, Inc.           Delaware              100% CGC
Holding company

Academy Life Insurance Co.              Missouri              100%
Academy Insurance                       Insurance company
                                                              Group,
Inc.

Pension Life Insurance                  New Jersey            100%
Academy Life                            Insurance company
Company of America                                            Insurance
Company

FED Financial, Inc.                     Delaware              100%
Academy Insurance                       Special-purpose subsidiary
                                                              Group,
Inc.

Ammest Development Corp. Inc.           Kansas                100%
Academy Insurance                       Special-purpose subsidiary
                                                              Group,
Inc.

Ammest Insurance Agency, Inc.           California            100%
Academy Insurance                       General agent
                                                              Group,
Inc.

Ammest Massachusetts                    Massachusetts         100%
Academy Insurance                       Special-purpose subsidiary
Insurance Agency, Inc.                                        Group,
Inc.

Ammest Realty, Inc.                     Pennsylvania          100%
Academy Insurance                       Special-purpose subsidiary
                                                              Group,
Inc.

Ampac,  Inc.                            Texas                 100%
Academy Insurance                       Managing general agent
                                                              Group,
Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100%
Academy Insurance                       Special-purpose subsidiary
(EIN 23-2364438)                                              Group,
Inc.

Force Financial Group, Inc.             Delaware              100%
Academy Insurance                       Special-purpose subsidiary
                                                              Group,
Inc.

Force Financial Services, Inc.          Massachusetts         100%
Force Fin. Group, Inc.                  Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100%
Academy Insurance                       Special-purpose subsidiary
                                                              Group,
Inc.

NCOAA Management Company                Texas                 100%
Academy Insurance                       Special-purpose subsidiary
                                                              Group,
Inc.

NCOA Motor Club, Inc.                   Georgia               100%
Academy Insurance                       Automobile club
                                                              Group,
Inc.

Unicom Administrative                   Pennsylvania          100%
Academy Insurance                       Provider of admin. services
Services, Inc.                                                Group,
Inc.

Unicom Administrative                   Germany
100%Unicom Administrative               Provider of admin. services
Services, GmbH                                                Services,
Inc.

Capital General Development             Delaware              100% CGC
Holding company
Corporation

Monumental Life                         Maryland              73.23%
Capital General                         Insurance company
Insurance Company
Development Company
                                                                          26.77%
First AUSA Life
                                                                       Insurance
Company

AEGON Special Markets                   Maryland              100%
Monumental Life                         Marketing company
Group, Inc.                                                   Insurance
Company

Peoples Benefit Life                    Iowa                  3.7% CGC
Insurance company
Insurance Company                                             20.0%
Capital Liberty, L.P.
                                                                           76.3%
Monumental Life
                                                                       Insurance
Company

Veterans Life Insurance Co.             Illinois              100%
Peoples Benefit                         Insurance company
                                                                            Life
Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100%
Veterans Life Ins. Co.                  Special-purpose subsidiary

Coverna Direct Insurance                Maryland              100%
Peoples Benefit                         Insurance agency
Insurance Agency, Inc.                                        Life
Insurance Company

Ammest Realty Corporation               Texas                 100%
Monumental Life                         Special purpose subsidiary
                                                                       Insurance
Company

JMH Operating Company, Inc.             Mississippi           100%
Peoples Benefit Life                    Real estate holdings
                                                                       Insurance
Company

Capital Liberty, L.P.                   Delaware              99.0%
Monumental Life                         Holding Company
                                                                       Insurance
Company
                                                                        1.0% CGC
1/23/2001






Item 27. Number of Contractowners


                  Non-qualified:  158       Qualified:  97



Item 28. Indemnification

                  Transamerica Life Insurance Company of New York's By-Laws provide in Article VIII as follows:

                  The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

                                (b) No indemnification shall be made to or on
                      behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification shall be made with respect to any Proceeding initiated by any such person against the Corporation, or a director or officer of the Corporation, other than to enforce the terms of this Article VIII, unless such Proceeding was authorized by the Board of Directors. Further, no indemnification shall be made with respect to any settlement or compromise of any Proceeding unless and until the Corporation has consented to such settlement or compromise.

                               (c) Written notice of any Proceeding for which
                      indemnification may be sought by any person shall be given to the Corporation as soon as practicable. The Corporation shall then be permitted to participate in the defense of any such proceeding or, unless conflicts of interest or position exist between such person and the Corporation in the conduct of such defense, to assume such defense. In the event that the Corporation assumes the defense of any such Proceeding, legal counsel selected by the Corporation shall be reasonably acceptable to such person. After such an assumption, the Corporation shall not be liable to such person for any legal or other expenses subsequently incurred unless such expenses have been expressly authorized by the Corporation. In the event that the Corporation participates in the defense of any such Proceeding, such person may select counsel to represent him in regard to such a Proceeding; however, such person shall cooperate in good faith with any request that common counsel be utilized by the parties to any Proceeding who are similarly situated, unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

                               (d) In making any determination regarding any
                      person's entitlement to indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Corporation shall have the burden of proving the contrary.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


                  The directors and officers of Transamerica Life Insurance Company of New York are covered under a Directors and Officers liability program. Effective 11/15/00, Transamerica's Multi-Line/Multi-Year insurance coverages were combined with AEGON's "Primary" and "Blended" policies. AEGON has separate "Primary" policies underneath the "Blended" multi-line coverage. The D&O portion of the Multi-Line Policy was merged with AEGON's program on 7/21/99. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the porgram for Coverage A and For Coverage B is $100,000,000 for the period 7/21/99 to 1/31/2003. Coverage
                  B is subject to a self insured retention of $500,000 within Anglo-Saxon countries, $250,000 outside of Anglo-Saxon countries and $750,000 for securities claims. The lead insurer is now Chubb for the "Blended multi-line coverage.


Item 29. Principal Underwriter


                  (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for:
                           Transamerica Investors, Inc.; Transamerica Occidental Life Insurance Company's Separate Accounts: VL; VA-2L; VA-2NL; VA-5; VUL-1; VUL-2; VUL-4; and VUL-5 Transamerica Life Insurance and Annuity Company's Separate Accounts VA-6; and VA-7; and VA-8; and Transamerica Life Insurance Company of New York's Separate Account VA-2LNY; VA-2NLNY; VA-5NLNY; VA-6NY. The Underwriter is wholly-owned by Transamerica Insurance Corporation.


                  (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:


                           Sandy Brown               Director, President
                           George Chuang             Vice President and
                           Chief Financial Officer
                           Catherine Collinson       Director
                           Karen MacDonald  Director
                           Chris Shaw                Vice President,
                           Chief Compliance Officer and Secretary

(c) The following table lists the amounts of commissions paid to the co-underwriter during the last fiscal year.

Name of
Principal                   Net Underwriting                   Compensation on          Brokerage
Underwriter              Discounts & Commission                   Redemption            Commissions     Compensation

TSSC (Classic -NY)                  0                                  0                $253,526        0


     Item 30. Location of Accounts and Records

                      Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 100 Manhattanville Road, Purchase, New York 10577.

     Item 31. Management Services

                      Not applicable.

     Item 32. Undertakings

                      (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as premiums under the policies offered herein are being accepted.

                      (b)      Registrant hereby undertakes to include either
                               (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                      (d) Transamerica hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance Company of New York certifies that this Post-Effective Amendment No. 8 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the ___ day of April, 2001


        SEPARATE ACCOUNT VA-6NY                         TRANSAMERICA
        OF TRANSAMERICA                                 LIFE INSURANCE
COMPANY OF NEW YORK
        LIFE INSURANCE COMPANY                          (DEPOSITOR)
        OF NEW YORK
        (REGISTRANT)

BY:______________________________________
                                                                         William
M. Hurst
                                                                       Assistant
Secretary


        As Required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                               Title
Date

_________________________    *          Chairman, Chief Executive
Officer, President and Director         April __, 2001
Tom A. Schlossberg

___________________________*            Senior Vice President,
April __, 2001
Robert Rubinstein                       Chief Actuary, Chief Operating

                                        Officer, Secretary and Director


___________________________*            Vice President - Administration
April __, 2001
Alexander Smith                         and Controller

___________________________*            Director
April __, 2001
Marc C. Abrahms

___________________________*            Director
April __, 2001
James T. Byrne, Jr.

___________________________*            Director
April __, 2001
Robert F. Colby
___________________________*            Director
April __, 2001
John Fibiger

___________________________*            Director
April __, 2001
James B. Roszak

___________________________*            Director
April __, 2001
Colette F. Vargas


                      On April __, 2001 as Attorney -in-Fact pursuant to powers *By: William M. Hurst of attorney previously filed and filed herewith, and in his own capacity as Assistant Secretary.